                                 [CALAMOS ICON]
                           CALAMOS(R) FAMILY OF FUNDS

                      MARCH 31, 2000    m    ANNUAL REPORT

                                 [CALAMOS ICON]

                                         CONVERTIBLE FUND
                                         GROWTH AND INCOME FUND
                                         MARKET NEUTRAL FUND
                                         GROWTH FUND
                                         GLOBAL GROWTH AND INCOME FUND
                                         HIGH YIELD FUND

[THE FUNDS ICON]

President's Letter

President Photo
Dear Shareholder,

The CALAMOS Family of Funds ended its fiscal year on March 31, 2000. The year was an excellent one for investors in the CALAMOS Growth Fund, with the Fund delivering returns of 112.78%, 43.89% and 26.50% for the one-year, five-year and since inception annualized total returns respectively as of March 31, 2000. The Convertible, Growth and Income and Global Growth and Income Funds also did their job as our disciplined approach to balancing risk and reward delivered attractive returns. We are pleased with their performance and the recognition by Morningstar for the CALAMOS funds as documented in the following pages.

As the fiscal year ended, net assets in the Funds totaled approximately $332 million, an increase of $150 million over one year earlier. In August, we expanded our mutual fund offerings with the CALAMOS High Yield Fund, which builds on our two-plus decades of experience in fixed-income investing to offer you a broader range of investment choices. In addition, we changed the name of our Strategic Income Fund to the CALAMOS Market Neutral Fund to better describe the Fund's strategy of hedging against market risk.

Both in last year's report and in shareholder communications that followed, we at CALAMOS ASSET MANAGEMENT acknowledged the bumpy ride investors faced. We feel that this volatility--though considerable--will not subside soon. We are in the midst of a dramatic change in the way businesses operate. How the financial markets attempt to gauge those changes and their ultimate effect on earnings varies from day to day, presenting both opportunity and risk. Insightful investors realize that the flip side of volatility is an opportunistic investment climate. Business' myopic search for the means to increase productivity, maintain margins and in some cases simply remain in business has resulted in the greatest economic prosperity in U.S. history. With that as a backdrop, our goal at CALAMOS is wealth creation while controlling risk.

Technology names, especially those companies developing information and communications infrastructures, led in productivity gains and in turn also led the stock performance charge. However, we see the tech story as much broader than a single sector. Companies of every type are perceptively harnessing technology to boost productivity while controlling costs, and these are the companies most likely to dominate their industries over time.

As adviser to the Funds, we at CALAMOS recognize that the Internet is here to stay--it will reshape every aspect of commerce. But we also know that tech's momentum--even if it were to continue at this record pace--is insufficient to redeem ineffective companies. Therefore our exhaustive investment process is designed to substitute thorough analysis and tested

CALAMOS FAMILY OF FUNDS                                                        1

[THE FUNDS ICON]

President's Letter

techniques for unfounded enthusiasms. We have cast our net broadly to include value opportunities (as appropriate to each Fund's objectives) that are attractively priced and, more importantly, whose balance sheets merit the price.

Let's step back for a moment and look at the risk/reward aspect of your investment in the CALAMOS Family of Funds. In the CALAMOS funds that are primarily invested in convertible securities, risk/reward measures the relationship of a fund's upside potential versus the downside protection that convertibles' fixed-income characteristics help to provide. A favorable risk/reward ratio was maintained by taking profits on convertibles that have increased in price and become more equity sensitive, and replacing them with convertibles closer to par with stronger fixed-income features. This strategy allowed the funds to be appropriately aggressive while retaining defensive characteristics.

In addition, we actively manage tax implications year-round as appropriate for each fund's objectives with the goal of helping you keep more of your investment gains.

Record-setting levels of convertible new issuance assisted our efforts by providing a wealth of opportunities for our attention. During 1999, we saw $40 billion in new issues, and the pace intensified during the first quarter of 2000 as another $23 billion came to market.

These are exciting times as technology gives us new ways to manufacture, market and even communicate with each other, touching every aspect of our world. At CALAMOS, we are confident in the long-term strength of our economy and the continued emergence of opportunities to build wealth. Looking ahead, we feel that the CALAMOS Family of Funds is well positioned to benefit from emerging opportunities.

Our mission is to help secure your long-term financial success, and we appreciate the opportunity to work for you. Thank you for your continued confidence.

Sincerely,

/s/ John P. Calamos
John P. Calamos
President

 2
CALAMOS FAMILY OF FUNDS

[THE FUNDS ICON]
The CALAMOS Investment Process

Today's volatile financial markets require exhaustive research to make intelligent investment decisions. At CALAMOS, we conduct continual analysis using our extensive resources to support bottom-up selection based on each issue's fundamentals, accompanied by top-down sector considerations.

Each step of our disciplined investment process, tested over 20+ years, focuses on a specific component of each security. The following four steps pertain to convertibles since they have both fixed-income and equity characteristics; the steps are adjusted as appropriate for fixed-income and equity securities:

   1. PRINCIPAL PRESERVATION.
   We look at the fixed-income attributes to assess the potential level of principal stability provided by the issue under consideration.

   2. COMPANY GROWTH PROSPECTS.
   We analyze the underlying equity component of the issue to quantify the company's growth prospects: earnings potential, cash flow return on capital and expected return.

   3. RISK/REWARD.
   We integrate the credit and equity analyses with a convertible evaluation to ascertain the most probable range of price movements over the expected investment time horizon, assessing the issue's risk/reward range and its over- or undervaluation.

   4. FIT WITHIN OVERALL PORTFOLIO.
   We analyze the security's fit within the overall portfolio, reviewing the risk/reward parameters relative to the Fund's guidelines, macroeconomic factors and impact on the portfolio's industry group and economic sector design.

CALAMOS FAMILY OF FUNDS                                                        3

[THE FUNDS ICON]
Convertible Fund
[CONVERTIBLE FUNDS ICON]   HIGHLIGHTS
                                    OVERALL
                                   *  *  *  *
                               [MORNINGSTAR LOGO]
                                  OUT OF 3,571
                             DOMESTIC EQUITY FUNDS
THE CALAMOS CONVERTIBLE FUND RECEIVED 3 STARS FOR THE 3 YEAR PERIOD AND 4 STARS FOR 5- AND 10-YEAR OUT OF 3571, 2283, AND 786 FUNDS RESPECTIVELY FOR THE PERIOD ENDED 3/31/00. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
MORNINGSTAR PROPRIETARY RATINGS REFLECT HISTORICAL RISK-ADJUSTED PERFORMANCE AND ARE SUBJECT TO CHANGE EVERY MONTH. RATINGS ARE CALCULATED FROM A FUND'S 3-, 5-, AND 10-YEAR AVERAGE ANNUAL RETURNS IN EXCESS OF 90-DAY T-BILL RETURNS WITH APPROPRIATE FEE ADJUSTMENTS AND A RISK FACTOR THAT REFLECTS FUND PERFORMANCE BELOW 90-DAY T-BILL RETURNS. THE TOP 10% OF FUNDS IN AN INVESTMENT CATEGORY RECEIVE FIVE STARS, AND THE NEXT 22.5% RECEIVE FOUR STARS. RATINGS REFLECT THE EFFECT OF SALES CHARGE.
A SHARES
-------------------
TRADING SYMBOL:
CCVIX
ONE-YEAR RETURN WITHOUT LOAD:
38.10%
START DATE:
JUNE 21, 1985

The CALAMOS Convertible Fund posted excellent returns for the fiscal year. The Convertible Fund (A shares) returned 38.10% for the 12-month period and 22.16% and 16.41% for the 5- and 10-year periods ended 3/31/00 respectively, unadjusted for sales charges. Its benchmark, the Lipper Convertible Mutual Fund Average, rose 39.80% for one year, 18.40% for 5 years, and 14.32% for 10 years.

Technology was the convertible market's top-performing sector--and the largest part of the convertible market as well. Because tech is not equally represented in traditional measures of the large-cap equity market, it was instrumental in convertibles excellent performance.

In turn, the Fund enjoyed a breath-taking run-up in technology. Winners included Ciena Corp., up 431% for the period (2.6% of net assets as of 3/31/00), Atmel, up 370% (2.7%), and Comverse Technology, up 204% (1.5% at 5/7/99 sale).
While we are confident in the tech sector's long-term promise, we restructured the portfolio during the last quarter to help take advantage of more reasonably priced value plays. Representative additions include such nontech, "Old Economy" holdings as Wendy's International (1.1%), Suiza Foods (2.0%), Alza Corp. (2.0%), and Young and Rubicam (1.3%). We believe that all offer sound fundamentals and excellent upside potential. We also added Real Estate Investment Trusts (REITs), an inexpensive industry with good opportunities.
During the year we sold older, more equity-sensitive issues and purchased newer issues of the same companies to improve the risk/reward of our positions in those companies. Examples include Clear Channel Communications (1.9%), a global media company with leading positions in radio and television broadcasting and outdoor advertising, and AES Corporation (1.8%), an international energy provider.

The CALAMOS Convertible Fund is the most conservative of the three CALAMOS domestic convertible funds, with a primary objective of current income and a secondary objective of growth. A high-grade convertible fund, it maintains an average credit quality rating of investment grade and over half (59%) of the Fund is in large-cap holdings.

 4
CALAMOS CONVERTIBLE FUND

[CONVERTIBLE FUNDS ICON]

Convertible Fund

During much of the year, speculative grade and non-rated issues dominated by biotech and tech strongly outperformed investment grades, though at year-end, a market shift to higher-quality issues with more attractive valuations benefited the portfolios.

Looking ahead, our goal is to take advantage of high market volatility, playing both sides of the New/Old Economy fence to pursue attractive opportunities that stand up to our thorough research process.

                                                                              AVERAGE ANNUAL TOTAL RETURN+
                                                     ------------------------------------------------------------------------------
   CONVERTIBLE FUND             ONE YEAR                  FIVE YEARS                 TEN YEARS                 SINCE INCEPTION
                          ---------------------------------------------------------------------------------------------------------
                                        LOAD                       LOAD                       LOAD                       LOAD
                                      ADJUSTED                   ADJUSTED                   ADJUSTED                   ADJUSTED
A SHARES: Inception
  6/21/85                 38.10%       31.58%        22.16%       20.97%        16.41%       15.85%        13.52%       13.14%
C SHARES: Inception
  7/5/96                  37.38%          NA            NA           NA            NA           NA         21.17%          NA
I SHARES: Inception
  6/25/97                 38.76%          NA            NA           NA            NA           NA         21.39%          NA
LEHMAN BROTHERS
  CORPORATE BOND
  INDEX*                   1.70%          NA          7.13%          NA          6.13%          NA          8.31%          NA
S&P 500 STOCK INDEX**     18.24%          NA         26.91%          NA         18.91%          NA         17.88%          NA
LIPPER CONVERTIBLE
  MUTUAL FUND
  AVERAGE***              39.80%          NA         18.40%          NA         14.32%          NA         12.39%          NA
VALUE LINE CONVERTIBLE
  INDEX****               26.56%          NA         14.72%          NA         13.73%          NA         11.52%          NA

   * The Lehman Brothers Government/Corporate Bond Index is an unmanaged index comprising intermediate and long-term government and investment-grade corporate debt securities. Source: Frank Russell Company.

  ** The S&P 500 Stock Index is an unmanaged index generally considered representative of the U.S. stock market. Source: Frank Russell Company.

 *** The Lipper Convertible Mutual Fund Average is composed of all the mutual funds that invest primarily in convertible securities. Lipper Mutual Fund Averages are equally weighted and reflect investment of capital gain distributions and income dividends. Source: Frank Russell Company.

**** The Value Line Convertible Index is an equally weighted index of the largest convertibles. Selection is based on issue size and trading statistics. The index represents 90% of the market. The Value Line Convertible Index has been added because it represents the direct peer group comparison for the Fund. Source: Frank Russell Company.

   + Average annual total return measures net investment income and capital gain or loss as an annualized average assuming reinvestment of dividends and capital gains distributions.
     Past performance does not guarantee future results. For Class A shares, performance has been adjusted for the 4.75% sales charge in the shaded area of the chart.

CALAMOS CONVERTIBLE FUND                                                       5

[CONVERTIBLE FUNDS ICON]

Convertible Fund

 GROWTH OF A $10,000 INVESTMENT OVER TIME
[GRAPHIC IMAGE]

                                                                          LIPPER
                                  CALAMOS                               CONVERTIBLE        LEHMAN BROTHERS         VALUE LINE
                             CONVERTIBLE FUND      S&P 500 STOCK        MUTUAL FUND      GOVERNMENT/CORPORATE      CONVERTIBLE
                              CLASS A SHARES          INDEX**           AVERAGE***           BOND INDEX*            INDEX****
                             ----------------      -------------        -----------      --------------------      -----------
3/90                                9525               10000               10000                10000                 10000
                                    9525                9694                9809                 9885                  9836
                                    9880               10305               10167                10241                  9990
                                    8864                8883                9058                10303                  8822
12/90                               9418                9680                9370                10828                  8685
                                   10893               11090               10598                11120                 10552
                                   10880               11067               10730                11288                 10616
                                   11641               11662               11480                11937                 11140
12/91                              12678               12637               12160                12575                 11229
                                   12927               12315               12458                12386                 12331
                                   12667               12557               12480                12888                 12350
                                   13143               12946               13020                13518                 12946
12/92                              13659               13608               13805                13529                 13629
                                   14616               14195               14602                14158                 14698
                                   15092               14264               14980                14582                 15087
                                   15883               14629               15753                15065                 15977
12/93                              16293               14967               16033                15021                 16545
                                   15708               14397               15692                14551                 16667
                                   15050               14453               15287                14371                 16100
                                   15649               15164               15744                14443                 16630
12/94                              15147               15166               15269                14496                 15908
                                   16007               16641               16068                15218                 16903
                                   17806               18227               17088                16206                 18508
                                   18782               19684               18095                16515                 19941
12/95                              18579               20853               18530                17285                 20218
                                   20610               21989               19404                16880                 21350
                                   21074               22988               19827                16960                 22104
                                   21194               23696               20406                17258                 22674
12/96                              22847               25700               21303                17786                 23522
                                   23322               26374               21458                17633                 23840
                                   25817               30976               23377                18275                 25756
                                   27482               33333               25383                18915                 28425
12/97                              27867               34280               25062                19522                 27768
                                   30654               39061               26930                19818                 30123
                                   31026               40350               26532                20337                 29168
                                   27757               36337               23494                21344                 25353
12/98                              30876               44076               26069                21372                 26293
                                   30126               46271               26741                21117                 26538
                                   31867               49473               28902                20885                 28786
                                   31838               46421               28386                20998                 28495
12/99                              39734               53407               34049                20912                 31421
3/00                               41605               54716               37386                21474                 33590

[GRAPHIC IMAGE]

                                                                          LIPPER
                                  CALAMOS                               CONVERTIBLE        LEHMAN BROTHERS         VALUE LINE
                             CONVERTIBLE FUND      S&P 500 STOCK        MUTUAL FUND      GOVERNMENT/CORPORATE      CONVERTIBLE
                                     C                INDEX**           AVERAGE***           BOND INDEX*            INDEX****
                             ----------------      -------------        -----------      --------------------      -----------
                                   10000               10000               10000                10000                 10000
                                   10137               10309               10292                10176                 10258
12/96                              10914               11169               10744                10487                 10642
                                   11119               11468               10822                10397                 10785
                                   12282               13470               11790                10776                 11652
                                   13059               14479               12802                11153                 12860
12/97                              13126               14895               12640                11511                 12563
                                   14539               16973               13582                11686                 13628
                                   14691               17533               13381                11992                 13196
                                   13129               15788               11849                12586                 11470
12/98                              14598               19151               13148                12602                 11895
                                   14926               20105               13411                12452                 12006
                                   15774               21496               14495                12315                 13023
                                   15634               20170               14225                12381                 12891
12/99                              19612               23206               17076                12115                 14215
3/00                               20503               23774               18749                12441                 15196

[GRAPHIC IMAGE]

                                                                          LIPPER
                                  CALAMOS                               CONVERTIBLE        LEHMAN BROTHERS         VALUE LINE
                                CONVERTIBLE        S&P 500 STOCK        MUTUAL FUND      GOVERNMENT/CORPORATE      CONVERTIBLE
                                  FUND-I              INDEX**           AVERAGE***           BOND INDEX*            INDEX****
                                -----------        -------------        -----------      --------------------      -----------
                                   10000               10000               10000                10000                 10000
                                   10624               10749               10858                10350                 11038
12/97                              10704               11057               10721                10682                 10781
                                   11884               12600               11520                10845                 11695
                                   12035               13016               11349                11129                 11325
                                   10790               11721               10050                11680                  9843
12/98                              12016               14217               11151                11695                 10208
                                   12325               14925               11370                11558                 10303
                                   13391               15958               12289                11429                 11176
                                   14453               14973               12060                11490                 11063
12/99                              18176               17227               14477                11443                 12199
3/00                               19058               17649               15896                11751                 13041

* The Lehman Brothers Government/Corporate Bond Index is an unmanaged index comprising intermediate and long-term government and investment grade corporate debt securities. Source: Frank Russell Company.
** The S&P 500 Stock Index is an unmanaged index generally considered representative of the U.S. stock market. Source: Frank Russell Company.
*** The Lipper Convertible Mutual Fund Average is composed of all the mutual funds that invest primarily in convertible securities. Lipper Mutual Fund Averages are equally weighted and reflect investment of capital gain distributions and income dividends. Source: Lipper Analytical Services.
**** The Value Line Convertible Index is an equally weighted index of the largest convertibles. Selection is based on issue size and trading statistics. The index represents 90% of the market. The Value Line Convertible Index has been added because it represents the direct peer group comparison for the Fund. Source: Frank Russell Company.
[LEGEND]
 6
CALAMOS CONVERTIBLE FUND

[THE FUNDS ICON]
Growth and Income Fund
[GROWTH AND INCOME ICON]   HIGHLIGHTS
                                    OVERALL
                                   *  *  *  *
                               [MORNINGSTAR LOGO]
                                  OUT OF 3,571
                             DOMESTIC EQUITY FUNDS
THE CALAMOS GROWTH AND INCOME FUND RECEIVED 4 STARS FOR THE 3- AND 10-YEAR PERIODS AND 5 STARS FOR THE 5-YEAR PERIOD OUT OF 3571, 786, AND 2283 FUNDS RESPECTIVELY FOR THE PERIOD ENDED 3/31/00. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
MORNINGSTAR PROPRIETARY RATINGS REFLECT HISTORICAL RISK-ADJUSTED PERFORMANCE AND ARE SUBJECT TO CHANGE EVERY MONTH. RATINGS ARE CALCULATED FROM A FUND'S 3-, 5-, AND 10-YEAR AVERAGE ANNUAL RETURNS IN EXCESS OF 90-DAY T-BILL RETURNS WITH APPROPRIATE FEE ADJUSTMENTS AND A RISK FACTOR THAT REFLECTS FUND PERFORMANCE BELOW 90-DAY T-BILL RETURNS. THE TOP 10% OF FUNDS IN AN INVESTMENT CATEGORY RECEIVE FIVE STARS, THE NEXT 22.5% RECEIVE FOUR STARS. RATINGS REFLECT THE EFFECT OF SALES CHARGE.

A SHARES
-------------------
TRADING SYMBOL:
CVTRX

ONE-YEAR RETURN WITHOUT LOAD:
59.81%
START DATE:
SEPTEMBER 22, 1988

The CALAMOS Growth and Income Fund (A shares) advanced 59.81% for the one-year period ended 3/31/00, 28.69% for 5 years and 19.77% for 10 years, unadjusted for sales load. The Fund's benchmark, the Lipper Convertible Mutual Fund Average, was up 39.80% for one year, 18.40% for 5 years, and 14.32% for 10 years.

Just as the technology sector powered the broader markets to outstanding results, the CALAMOS Growth and Income Fund also achieved a banner year due largely to our picks in technology, which accounted for 56.5% of Fund assets as of March 31, 2000. Important holdings included Ciena Corp., up 431% for the period (3.3% of net assets as of 3/31/00), and Atmel Corp., up 370% (3.5%).

The Fund has been tech heavy for the past one and one-half years and we anticipate that will continue. However, prior to fiscal year-end we broadened beyond our tech theme. Feeling that many tech issues were overpriced, we shifted assets to non-tech issues that we believe are undervalued.
Non-tech purchases included advertising agency Young & Rubicam (2.9%) and Suiza Foods (2.5%). In addition, consumer growth, including health care and retail, and consumer cyclical, especially hotel, gaming and other recreational industries, are in place to help contribute more to the bottom line.
Of the convertible funds in the CALAMOS Family of Funds, the CALAMOS Growth and Income Fund entails more risk and corresponding greater potential for reward. It focuses on companies that are growing earnings or cash flow rapidly, as well as companies with opportunities arising from new products, management changes and merger activity. We search out aggressive growth opportunities in the convertible market and include many B and BB rated issues. Typically these are small- to mid-sized companies. However, as the year came to a close, large-caps comprised over half of the Fund. In part, this is because more than half of Fund assets were in tech, where many of the more appealing issues with better risk/reward are from larger companies.

The CALAMOS Growth and Income Fund places an equal emphasis on capital appreciation and income, unlike the more conservative CALAMOS Convertible Fund, which favors income over growth. As a result, the CALAMOS Growth and Income Fund is likely to hold more common stocks than the Convertible Fund. At time of sale, Rational Software (1.7%) is an equity that contributed to the year's strong returns.

CALAMOS GROWTH AND INCOME FUND                                                 7

[GROWTH AND INCOME FUNDS ICON]

Growth and Income Fund

A market shakeout as our year drew to a close unearthed a broad range of well-priced opportunities that we are sifting through for reasonable valuations and strong growth prospects. We are intensifying our mid-cap concentration/growth bias, insistent upon strong balance sheets, the ability to compete globally and reasonable valuations.

In recent years, the markets have been highly volatile, and this volatility is intensifying. Convertibles can offer investors an effective approach to managing risk since they seek to furnish consistent bond returns while participating in the growth of the underlying equity. We believe the CALAMOS Growth and Income Fund is opportunistically positioned towards maintaining an attractive risk/reward relationship with respectable returns regardless of the market's twists and turns.

                                                                              AVERAGE ANNUAL TOTAL RETURN+
      GROWTH AND                                     ------------------------------------------------------------------------------
     INCOME FUND                ONE YEAR                  FIVE YEARS                 TEN YEARS                 SINCE INCEPTION
                          ---------------------------------------------------------------------------------------------------------
                                        LOAD                       LOAD                       LOAD                       LOAD
                                      ADJUSTED                   ADJUSTED                   ADJUSTED                   ADJUSTED
A SHARES: Inception
  9/22/88                 59.81%       52.21%        28.69%       27.45%        19.77%       19.19%        18.36%       17.66%
C SHARES: Inception
  8/5/96                  58.93%          NA            NA           NA            NA           NA         29.49%          NA
I SHARES: Inception
  8/18/97                 60.54%          NA            NA           NA            NA           NA         30.79%          NA
LEHMAN BROTHERS
  CORPORATE BOND
  INDEX*                   1.70%          NA          7.13%          NA          6.13%          NA          8.28%          NA
S&P 500 STOCK INDEX**     18.24%          NA         26.91%          NA         18.91%          NA         19.52%          NA
LIPPER CONVERTIBLE
  MUTUAL FUND
  AVERAGE***              39.80%          NA         18.40%          NA         14.32%          NA         13.47%          NA
VALUE LINE CONVERTIBLE
  INDEX****               26.56%          NA         14.72%          NA         13.73%          NA         11.40%          NA

   * The Lehman Brothers Government/Corporate Bond Index is an unmanaged index comprising intermediate and long-term government and investment-grade corporate debt securities. Source: Frank Russell Company.

  ** The S&P 500 Stock Index is an unmanaged index generally considered representative of the U.S. stock market. Source: Frank Russell Company.

 *** The Lipper Convertible Mutual Fund Average is composed of all the mutual funds that invest primarily in convertible securities. Lipper Mutual Fund Averages are equally weighted and reflect investment of capital gain distributions and income dividends. Source: Frank Russell Company.

**** The Value Line Convertible Index is an equally weighted Index of the largest convertibles. Selection is based on issue size and trading statistics. The index represents 90% of the market. The Value Line Convertible Index has been added because it represents the direct peer group comparison for the Fund. Source: Frank Russell Company.

   + Average annual total return measures net investment income and capital gain or loss as an annualized average assuming reinvestment of dividends and capital gains distributions.

     Past performance does not guarantee future results. For Class A shares, performance has been adjusted for the 4.75% sales charge in the shaded area of the chart.

 8
CALAMOS GROWTH AND INCOME FUND

[GROWTH AND INCOME FUNDS ICON]

Growth and Income Fund

 GROWTH OF A $10,000 INVESTMENT OVER TIME
[GRAPHIC IMAGE]

                                  CALAMOS                                 LIPPER
                                GROWTH AND                              CONVERTIBLE        LEHMAN BROTHERS         VALUE LINE
                                INCOME FUND        S&P 500 STOCK        MUTUAL FUND      GOVERNMENT/CORPORATE      CONVERTIBLE
                                  CLASS A             INDEX**           AVERAGE***           BOND INDEX*            INDEX****
                                -----------        -------------        -----------      --------------------      -----------
                                  9525.00            10000.00            10000.00              10000.00              9836.00
                                 10140.00            10630.00            10365.00              10360.00              9990.00
                                  8908.00             9163.00             9234.00              10423.00              8822.00
12/90                             9410.00             9986.00             9553.00              10954.00              8688.00
                                 10793.00            11440.00            10804.00              11249.00             10552.00
                                 10709.00            11416.00            10939.00              11419.00             10616.00
                                 11892.00            12030.00            11703.00              12076.00             11140.00
12/91                            13236.00            13036.00            12396.00              12721.00             11229.00
                                 13150.00            12703.00            12701.00              12530.00             12331.00
                                 12782.00            12954.00            12723.00              13037.00             12350.00
                                 13440.00            13355.00            13273.00              13675.00             12946.00
12/92                            14574.00            14038.00            14073.00              13686.00             13629.00
                                 15405.00            14643.00            14886.00              14322.00             14698.00
                                 15921.00            14714.00            15272.00              14752.00             15087.00
                                 16966.00            15091.00            16060.00              15240.00             15977.00
12/93                            16728.00            15440.00            16345.00              15196.00             16545.00
                                 16173.00            14854.00            15998.00              14720.00             16667.00
                                 15356.00            14917.00            15585.00              14538.00             16100.00
                                 16006.00            15646.00            16050.00              14611.00             16630.00
12/94                            15841.00            15644.00            15566.00              14665.00             15908.00
                                 16394.00            17167.00            16381.00              15395.00             16903.00
                                 17789.00            18807.00            17421.00              16394.00             18508.00
                                 19280.00            20302.00            18447.00              16707.00             19941.00
12/95                            20456.00            21524.00            18890.00              17487.00             20218.00
                                 25023.00            22680.00            19782.00              17078.00             21350.00
                                 25925.00            23698.00            20213.00              17159.00             22104.00
                                 26329.00            24430.00            20803.00              17461.00             22674.00
12/96                            27990.00            26468.00            21718.00              17995.00             23522.00
                                 28241.00            27177.00            21876.00              17840.00             23840.00
                                 31722.00            31922.00            23832.00              18489.00             25756.00
                                 34480.00            34313.00            25877.00              19137.00             28425.00
12/97                            34523.00            35298.00            25550.00              19751.00             27768.00
                                 38925.00            40222.00            27454.00              20051.00             30123.00
                                 39515.00            41550.00            27048.00              20576.00             29168.00
                                 35667.00            37417.00            23951.00              21595.00             23353.00
12/98                            40606.00            45386.00            26576.00              21623.00             26293.00
                                 41613.00            47647.00            27097.00              21366.00             26538.00
                                 45732.00            50944.00            29286.00              21280.00             28786.00
                                 46217.00            47800.00            28742.00              21476.00             28495.00
12/99                            62111.00            54994.00            34502.00              21487.00             31421.00
3/00                             66496.00            56342.00            37883.00              21809.00             33590.00

[GRAPHIC IMAGE]

                                                                          LIPPER
                                  CALAMOS                               CONVERTIBLE        LEHMAN BROTHERS         VALUE LINE
                                GROWTH AND         S&P 500 STOCK        MUTUAL FUND      GOVERNMENT/CORPORATE      CONVERTIBLE
                               INCOME FUND-C          INDEX**           AVERAGE***           BOND INDEX*            INDEX****
                               -------------       -------------        -----------      --------------------      -----------
                                   10000               10000               10000                10000                 10000
                                   10345               10309               10292                10176                 10258
12/96                              10984               11169               10744                10487                 10642
                                   11083               11468               10822                10397                 10785
                                   12429               13470               11790                10776                 11652
                                   13491               14479               12802                11153                 12860
12/97                              13493               14895               12640                11511                 12563
                                   15197               16973               13582                11686                 13628
                                   15404               17533               13381                11992                 13196
                                   13902               15788               11849                12586                 11470
12/98                              15806               19151               13148                12602                 11895
                                   16179               20105               13487                12452                 12006
                                   17754               21496               14577                12402                 13023
                                   17918               20170               14306                12516                 12891
12/99                              24040               23206               17173                12522                 14215
3/00                               25709               23774               18856                12710                 15196

[GRAPHIC IMAGE]

                                                                          LIPPER
                                  CALAMOS                               CONVERTIBLE        LEHMAN BROTHERS         VALUE LINE
                                GROWTH AND         S&P 500 STOCK        MUTUAL FUND      GOVERNMENT/CORPORATE      CONVERTIBLE
                               INCOME FUND-I          INDEX**           AVERAGE***           BOND INDEX*            INDEX****
                               -------------       -------------        -----------      --------------------      -----------
                                   10000               10000               10000                10000                 10000
12/97                              10128               10287                9874                10321                  9769
                                   11439               11722               10610                10478                 10597
                                   11625               12109               10453                10752                 10261
                                   10513               10904                9256                11285                  8919
12/98                              11985               13227               10270                11299                  9250
                                   12298               13885               10535                11165                  9336
                                   13881               14846               11386                11120                 10127
                                   15849               13930               11175                11222                 10025
12/99                              21328               16027               13414                11228                 11054
3/00                               22866               16419               14729                11397                 11817

* The Lehman Brothers Government/Corporate Bond Index is an unmanaged index comprising intermediate and long-term government and investment-grade corporate debt securities. Source: Frank Russell Company.
** The S&P 500 Stock Index is an unmanaged index generally considered representative of the U.S. stock market. Source: Frank Russell Company.
*** The Lipper Convertible Mutual Fund Average is composed of all the mutual funds that invest primarily in convertible securities. Lipper mutual fund averages are equally weighted and reflect investment of capital gain distributions and income dividends. Source: Lipper Analytical Services.
**** The Value Line Convertible Index is an equally weighted index of the largest convertibles. Selection is based on issue size and trading statistics. The index represents 90% of the market. The Value Line Convertible Index has been added because it represents the direct peer group comparison for the Fund. Source: Frank Russell Company.
[LEGEND]
CALAMOS GROWTH AND INCOME FUND                                                 9

[THE FUNDS ICON]
Market Neutral Fund
[MARKET NEUTRAL FUND ICON]   HIGHLIGHTS
                                    OVERALL
                                    *  *  *
                               [MORNINGSTAR LOGO]
                                  OUT OF 3,571
                             DOMESTIC EQUITY FUNDS
THE CALAMOS MARKET NEUTRAL FUND RECEIVED 3 STARS FOR THE 3- AND 5-YEAR PERIODS OUT OF 3571 AND 2283 FUNDS RESPECTIVELY FOR THE PERIOD ENDED 3/31/00. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
MORNINGSTAR PROPRIETARY RATINGS REFLECT HISTORICAL RISK-ADJUSTED PERFORMANCE AND ARE SUBJECT TO CHANGE EVERY MONTH. RATINGS ARE CALCULATED FROM A FUND'S 3-, 5-, AND 10-YEAR AVERAGE ANNUAL RETURNS IN EXCESS OF 90-DAY T-BILL RETURNS WITH APPROPRIATE FEE ADJUSTMENTS AND A RISK FACTOR THAT REFLECTS FUND PERFORMANCE BELOW 90-DAY T-BILL RETURNS. THE TOP 10% OF FUNDS IN AN INVESTMENT CATEGORY RECEIVE FIVE STARS, THE NEXT 22.5% RECEIVE FOUR STARS, THE NEXT 35% RECEIVE THREE STARS. RATINGS REFLECT THE EFFECT OF SALES CHARGE.
A SHARES
-------------------
TRADING SYMBOL:
CVSIX
ONE-YEAR RETURN WITHOUT LOAD:
17.07%
START DATE:
SEPTEMBER 4, 1990

The CALAMOS Market Neutral Fund (A shares), unadjusted for sales charges, as of 3/31/00 climbed 17.07% for one year, 12.43% for 5 years and 10.19% since its 9/4/90 inception, significantly outperforming its two benchmarks. The Lehman Bros. Govt./Corp. Bond Index was up 1.70% for one year, 7.13% for 5 years and 8.06% since inception, while 30-day Treasury bills returned 4.70%, 4.85% and 4.46% for the same periods. The Fund was previously named the CALAMOS Strategic Income Fund.

The CALAMOS Market Neutral Fund uses convertible hedging activities intended to help neutralize the ups and downs of both the stock and bond markets. Success in this type of investing is reflected in a low degree of share price volatility, and acceptable returns as the markets rise and fall.

How a convertible stock hedge works. The convertible stock hedge is the Fund's primary investment strategy. The Fund owns the convertible security and sells a portion of the underlying common stock of the security short. In a short sale, the investor typically borrows the stock from a broker and sells it with the understanding that it must be bought back and returned to the broker. However, our transactions are generally considered to be covered short sales since the stock sold short can be replaced by the conversion of our convertible into stock.
The Fund seeks to profit by keeping the hedge in a delicate balance. This balance seeks to neutralize the volatility of the stock market, thus the term "market neutral". If the stock price decreases after the short sale, less expensive shares are delivered to complete the sale. The value of the convertible bond may decline since it typically tracks with the underlying stock, but the profit taken on the shares that were sold short plus the interest from the convertible bond can more than offset the decline in the bond value.
On the other hand, the convertible can benefit when the stock price rises. The profit on the corresponding increase in the convertible's value, plus the bond interest earned over time, have the potential to offset any cost incurred in covering the original stock borrowed and produce a profit. The Fund rebalances the hedge as the underlying stock changes, taking advantage of the volatile stock market.

The difference between the current yield on the convertible and the yield on the underlying common stock represents the convertible's yield advantage, which is an important consideration when determining candidates for the convertible hedge strategy. Often the underlying common stock pays no dividend or a very small one, which means the convertible yield advantage is attractive. For stocks that pay a dividend, the dividend

 10
CALAMOS MARKET NEUTRAL FUND

[MARKET NEUTRAL FUND ICON]

Market Neutral Fund

is an expense of the Fund and can be paid out of the convertible's yield advantage.

The amount of the portfolio to be hedged is an intricate balance between upside potential and downside protection. This balance is fine-tuned based on market variables. Our proprietary models are designed to calculate the risk/reward and potential economic impacts of various market conditions.

Fund performance. This year's market could be characterized as "consistently volatile." In other words, it was ever changing, but there were no dramatic plunges to test the strategy of the CALAMOS Market Neutral Fund. The type of volatility we experienced can benefit a market neutral strategy.

In response to this environment, we traded the Fund more actively to profit as stocks hit their price targets as well as to take advantage of what we view as occasional mispricing. We also increased the hedge ratio of individual positions to add more defensive characteristics to the Fund.

Last year we predicted a volatile market with only moderate inflation and fairly stable interest rates, though we observed that the Federal Reserve could raise rates in an attempt to prevent inflation from heating up. We see a similar environment ahead, and we expect the defensive characteristics of the CALAMOS Market Neutral Fund to be beneficial in helping to reduce volatility while securing an above-average income potential.

                                                                                         AVERAGE ANNUAL TOTAL RETURN+
                                                                              ---------------------------------------------------
              MARKET NEUTRAL FUND                        ONE YEAR                  FIVE YEARS                SINCE INCEPTION
                                                   ------------------------------------------------------------------------------
                                                                 LOAD                       LOAD                       LOAD
                                                               ADJUSTED                   ADJUSTED                   ADJUSTED
A SHARES: Inception 9/4/90                         17.07%       11.55%        12.43%       11.33%        10.19%        9.63%
C SHARES: Inception 2/16/00                           NA           NA            NA           NA          2.03%          NA
30-DAY TREASURY BILLS*                              4.70%          NA          4.85%          NA          4.46%          NA
LEHMAN BROTHERS
  CORPORATE BOND INDEX**                            1.70%          NA          7.13%          NA          8.06%          NA

 * The 30-Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments. U.S. Treasury bills are backed by the full faith and credit of the U.S. government and offer a guarantee as to the repayment of principal and interest at maturity. Source: Frank Russell Company.
** The Lehman Brothers Government/Corporate Bond Index is an unmanaged index comprising intermediate and long-term government and investment-grade corporate debt securities. Source: Frank Russell Company.
 + Average annual total return measures net investment income and capital gain or loss as an annualized average assuming reinvestment of dividends and capital gains distributions. Performance shown reflects the effects of an expense reimbursement, which improved results.
   Past performance does not guarantee future results. For Class A shares, performance has been adjusted for the 4.75% sales charge in the shaded area of the chart.

CALAMOS MARKET NEUTRAL FUND                                                   11

[MARKET NEUTRAL FUND ICON]

Market Neutral Fund

 GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION
[GRAPHIC IMAGE]

                                                                                                             LEHMAN BROTHERS
                                                     CALAMOS MARKET                                       GOVERNMENT/CORPORATE
                                                  NEUTRAL FUND CLASS A       30-DAY TREASURY BILLS*           BOND INDEX**
                                                  --------------------       ----------------------       --------------------
9/4/90                                                   9525.00                     9525.00                     9525.00
                                                         9525.00                    10000.00                    10000.00
12/90                                                    9782.00                    10175.00                    10509.00
                                                        10403.00                    10317.00                    10793.00
                                                        10541.00                    10452.00                    10956.00
                                                        10751.00                    10587.00                    11586.00
12/91                                                   11149.00                    10693.00                    12204.00
                                                        11513.00                    10790.00                    12021.00
                                                        11634.00                    10887.00                    12508.00
                                                        12032.00                    10963.00                    13120.00
12/92                                                   12484.00                    11029.00                    13130.00
                                                        12842.00                    11101.00                    13741.00
                                                        13172.00                    11185.00                    14153.00
                                                        13752.00                    11263.00                    14622.00
12/93                                                   13998.00                    11342.00                    14579.00
                                                        13757.00                    11421.00                    14123.00
                                                        13141.00                    11513.00                    13948.00
                                                        13306.00                    11628.00                    14017.00
12/94                                                   12959.00                    11756.00                    14069.00
                                                        13392.00                    11920.00                    14770.00
                                                        14106.00                    12093.00                    15729.00
                                                        14494.00                    12264.00                    16029.00
12/95                                                   14833.00                    12432.00                    16777.00
                                                        15244.00                    12592.00                    16385.00
                                                        15477.00                    12752.00                    16462.00
                                                        15730.00                    12918.00                    16752.00
12/96                                                   16077.00                    13086.00                    17264.00
                                                        16376.00                    13251.00                    17116.00
                                                        17103.00                    13423.00                    17739.00
                                                        18122.00                    13595.00                    18360.00
12/97                                                   18327.00                    13772.00                    18950.00
                                                        18953.00                    13949.00                    19237.00
                                                        19384.00                    14126.00                    19741.00
                                                        18983.00                    14305.00                    20718.00
12/98                                                   20167.00                    14469.00                    20745.00
                                                        20600.00                    14636.00                    20498.00
                                                        21189.00                    14800.00                    20416.00
                                                        21437.00                    14963.00                    20604.00
12/99                                                   22925.00                    15129.00                    20614.00
3/00                                                    24117.00                    15324.00                    20924.00

* The 30-Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments. U.S. Treasury bills are backed by the full faith and credit of the U.S. government and offer a guarantee as to the repayment of principal and interest at maturity. Source: Frank Russell Company.
** The Lehman Brothers Government/Corporate Bond Index is an unmanaged index comprising intermediate and long-term government and investment-grade corporate debt securities. Source: Frank Russell Company.
[LEGEND]

 12
CALAMOS MARKET NEUTRAL FUND

[THE FUNDS ICON]
Growth Fund
[GROWTH FUND ICON]   HIGHLIGHTS
                                    OVERALL
                                 *  *  *  *  *
                               [MORNINGSTAR LOGO]
                                  OUT OF 3,571
THE CALAMOS GROWTH FUND RECEIVED 5 STARS FOR THE 3- AND 5-YEAR PERIODS OUT OF 3571 AND 2283 FUNDS RESPECTIVELY FOR THE PERIODS ENDED 3/31/00. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
MORNINGSTAR PROPRIETARY RATINGS REFLECT HISTORICAL RISK-ADJUSTED PERFORMANCE AND ARE SUBJECT TO CHANGE EVERY MONTH. RATINGS ARE CALCULATED FROM A FUND'S 3-, 5-, AND 10-YEAR AVERAGE ANNUAL RETURNS IN EXCESS OF 90-DAY T-BILL RETURNS WITH APPROPRIATE FEE ADJUSTMENTS AND A RISK FACTOR THAT REFLECTS FUND PERFORMANCE BELOW 90-DAY T-BILL RETURNS. THE TOP 10% OF FUNDS IN AN INVESTMENT CATEGORY RECEIVE FIVE STARS. RATINGS REFLECT THE EFFECT OF SALES CHARGE.
A SHARES
-------------------
TRADING SYMBOL:
CVGRX
ONE-YEAR RETURN WITHOUT LOAD:
123.36%

START DATE:
SEPTEMBER 4, 1990

The CALAMOS Growth Fund (A shares) returned a striking 123.36% for the fiscal year ended 3/31/00, 45.30% for 5 years and 27.15% since its 9/4/90 inception, unadjusted for sales charges. During the same periods, the Russell 2000 was up 37.29%, 17.23% and 16.93% and the S&P 500 benchmark gained 17.94%, 26.76% and
20.20% respectively.

The CALAMOS Growth Fund seeks long-term capital growth by investing in common stocks, typically in high-growth industries and companies. We seek to achieve the highest returns possible over the long term--although this year's performance is exceptional and may not be matched in subsequent periods. We do not seek to minimize short-term volatility; the Growth Fund has high turnover, moving in and out of positions with great flexibility.
We base equity selection on our time-tested quantitative models, using a database of companies' financial statistics fine-tuned with coverage by industry analysts. The models examine earnings growth and other characteristics indicating corporate strength to identify what we believe to be the top 3% of the universe.
We believe that a company's earnings trend has a direct relationship to its stock price, and we want to recognize undervalued companies before they become well known in the marketplace. This strategy includes finding companies whose earnings growth we expect to be higher than analysts' estimates. Then we aim to buy in time to profit from market recognition as reflected in rising stock prices. As our price objective is achieved, the stock is sold in favor of another that we believe to have greater growth potential.
The technology sector outperformed the rest of the market throughout the fiscal year. Since our investment process is designed to pursue growth opportunities regardless of sector balance, technology holdings dominated the Fund, increasing during the year from 38.2% of net assets to 68.2%.

The Fund was diversified among tech industries, especially computer peripherals, computer software, electronics, and semiconductors. Fund "winners" for the fiscal year included Emulex (2.2% of net assets as of 8/31/99 sale), networking products; PMC-Sierra (1.8% as of 5/19/99 sale), semiconductor networking solutions; Qualcomm (8.4% as of 12/31/99 sale), telecommunication equipment; and VeriSign (9.0% as of 12/7/99 sale), computer data security. All four multiplied their initial values by 9 times or more and were sold late in the fiscal year.

CALAMOS GROWTH FUND                                                           13

[GROWTH FUND ICON]

Growth Fund

While technology took center stage, capital goods and consumer growth staples--notably pharmaceuticals--also contributed to performance. Pharmaceutical firm Biovail (2.6% of net assets as of 1/20/00 sale) advanced an impressive 58.7% and Polymedica Corp. (1.8% of net assets on 3/31/00), a medical products provider, soared 71% in less than seven months.

The corporate characteristics this Fund typically seeks are normally associated with small- to mid-size companies. At fiscal year-end, half of the fund was in mid-caps and another 27% in small companies.

Our proprietary quantitative evaluation system keeps the Fund tuned to changing market conditions. With a strategy that is both aggressive and nimble, the Fund seeks to identify and invest in the fastest growing companies.

                                                                           AVERAGE ANNUAL TOTAL RETURN+
                                                  -------------------------------------------------------------------------------
                 GROWTH FUND                            ONE YEAR                   FIVE YEARS                SINCE INCEPTION
                                                  -------------------------------------------------------------------------------
                                                                 LOAD                       LOAD                       LOAD
                                                               ADJUSTED                   ADJUSTED                   ADJUSTED
A SHARES: Inception 9/4/90                        123.36%       112.78%       45.30%       43.89%        27.15%       26.50%
C SHARES: Inception 9/3/96                        122.17%           NA           NA           NA         49.28%          NA
I SHARES: Inception 9/18/97                       123.87%           NA           NA           NA         50.26%          NA
S&P 500*                                           17.94%           NA        26.76%          NA         20.20%          NA

 * The S&P 500 is an unmanaged index generally considered representative of the U.S. stock market. Source: Frank Russell Company.

 + Average annual total return measures net investment income and capital gain or loss as an annualized average assuming reinvestment of dividends and capital gains distributions. Performance shown reflects the effects of an expense reimbursement, which improved results.

   Past performance does not guarantee future results. For Class A shares, performance has been adjusted for the 4.75% sales charge in the shaded area of the chart.

   Performance shown is partly attributable to unusually favorable market conditions, and may not be repeated in the future.

 14
CALAMOS GROWTH FUND

[GROWTH FUND ICON]

Growth Fund

 GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION
[GRAPHIC IMAGE]

                                                                CALAMOS GROWTH FUND CLASS A
                                                                           SHARES                      S&P 500 STOCK INDEX*
                                                                ---------------------------            --------------------
                                                                           9525.00                           10000.00
12/90                                                                     10478.00                           10898.00
                                                                          12372.00                           12485.00
                                                                          11928.00                           12459.00
                                                                          12938.00                           13129.00
12/91                                                                     14690.00                           14226.00
                                                                          14331.00                           13864.00
                                                                          13387.00                           14137.00
                                                                          13991.00                           14575.00
12/92                                                                     14878.00                           15320.00
                                                                          14857.00                           15980.00
                                                                          14728.00                           16058.00
                                                                          15169.00                           16469.00
12/93                                                                     15524.00                           16850.00
                                                                          14851.00                           16208.00
                                                                          14775.00                           16271.00
                                                                          15357.00                           17072.00
12/94                                                                     14635.00                           17073.00
                                                                          15019.00                           18735.00
                                                                          16585.00                           20520.00
                                                                          18915.00                           22160.00
12/95                                                                     18649.00                           23476.00
                                                                          19790.00                           24755.00
                                                                          22813.00                           25879.00
                                                                          23660.00                           26679.00
12/96                                                                     25073.00                           28904.00
                                                                          23566.00                           29678.00
                                                                          28413.00                           34860.00
                                                                          34686.00                           37471.00
12/97                                                                     31144.00                           38547.00
                                                                          36302.00                           43924.00
                                                                          36971.00                           45374.00
                                                                          30203.00                           40861.00
12/98                                                                     39649.00                           49564.00
                                                                          42545.00                           52032.00
                                                                          47357.00                           55700.00
                                                                          47518.00                           52219.00
12/99                                                                     70445.00                           59989.00
3/00                                                                      95023.00                           61369.00

[GRAPHIC IMAGE]

                                                                   CALAMOS GROWTH FUND-C               S&P 500 STOCK INDEX*
                                                                   ---------------------               --------------------
                                                                           10000                              10000
12/96                                                                      11223                              10834
                                                                           10535                              11124
                                                                           12684                              13067
                                                                           15473                              14045
12/97                                                                      13870                              14448
                                                                           16148                              16464
                                                                           16425                              17007
                                                                           13399                              15315
12/98                                                                      17588                              18577
                                                                           18857                              19502
                                                                           20956                              20877
                                                                           20996                              19572
12/99                                                                      31095                              22485
3/00                                                                       41897                              23002

[GRAPHIC IMAGE]

                                                                   CALAMOS GROWTH FUND-I               S&P 500 STOCK INDEX*
                                                                   ---------------------               --------------------
                                                                           10000                              10000
12/97                                                                       9117                              10287
                                                                           10640                              11722
                                                                           10846                              12109
                                                                            8868                              10904
12/98                                                                      11671                              13227
                                                                           12538                              13885
                                                                           15010                              14864
                                                                           18049                              13935
12/99                                                                      26754                              16009
3/00                                                                       36094                              16377

* The S&P 500 is an unmanaged index generally considered representative of the U.S. stock market. Source: Frank Russell Company.
[LEGEND]

CALAMOS GROWTH FUND                                                           15

[THE FUNDS ICON]
Global Growth and Income Fund
[GLOBAL GROWTH AND INCOME FUND ICON]   HIGHLIGHTS
                                    OVERALL
                                   *  *  *  *
                               [MORNINGSTAR LOGO]
                                  OUT OF 1,124
                           INTERNATIONAL EQUITY FUNDS
THE CALAMOS GLOBAL GROWTH AND INCOME FUND RECEIVED 4 STARS FOR THE 3-YEAR PERIOD OUT OF 1124 FUNDS FOR THE PERIOD ENDED 3/31/00. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

MORNINGSTAR PROPRIETARY RATINGS REFLECT HISTORICAL RISK-ADJUSTED PERFORMANCE AND ARE SUBJECT TO CHANGE EVERY MONTH. RATINGS ARE CALCULATED FROM A FUND'S 3-, 5-, AND 10-YEAR AVERAGE ANNUAL RETURNS IN EXCESS OF 90-DAY T-BILL RETURNS WITH APPROPRIATE FEE ADJUSTMENTS AND A RISK FACTOR THAT REFLECTS FUND PERFORMANCE BELOW 90-DAY T-BILL RETURNS. THE TOP 10% OF FUNDS IN AN INVESTMENT CATEGORY RECEIVE FIVE STARS AND THE NEXT 22.5% RECEIVE FOUR STARS. RATINGS REFLECT THE EFFECT OF SALES CHARGE.
A SHARES
-------------------
TRADING SYMBOL:
CVLOX
ONE-YEAR RETURN WITHOUT LOAD:
42.73%
START DATE:
SEPTEMBER 9, 1996

The CALAMOS Global Growth and Income Fund(A shares) climbed 42.73% for the year and 23.38% since its 9/9/96 inception, unadjusted for sales load. During the same periods, the Lipper Global Equity Index was up 36.33% and 20.84% respectively and the Morgan Stanley Capital International World Index was up 22.25% and 12.75% respectively.

The CALAMOS Global Growth and Income Fund offers investors access to opportunities around the world in both convertibles and common stocks. As with CALAMOS domestic funds, technology was the overriding story to which much of the Fund's impressive performance can be attributed. Technology claimed 57.38% of Fund net assets at year-end.

Several positions exemplify the tech contribution. Global Crossing (1.7% of net assets at 3/31/00), a leader in fiberoptic networking, US Internet Working (1.6%), an early-stage model in software utility delivery, and Veritas Software (2.7%), a data-storage service provider, are benefiting as Internet expansion intensifies demand.
The consumer growth staples (9.9%) and consumer cyclical (9.7%) sectors, in second and third places respectively, represented smaller but important portions of the Fund. American Classic Voyage (0.4%), a new purchase, has exclusive cruising rights in the Hawaiian Islands. In the financial sector, Republic of Singapore (Development Bank) (3.0%) rallied on a turnaround in Asian economies as well as from its own restructuring.
In terms of global distribution, the investment process is primarily bottom up; we pursue opportunities in whatever countries they appear. As of March 31, 2000, North America represented 47.2% of Fund net assets, followed by Europe and emerging Europe (24.6%), Asia excluding Japan (10.4%), and Japan (7.7%).
Given the explosive climb of the U.S. markets, non-U.S. exposures appeared to drag down overall performance. Some value-type holdings did lag, in line with the overall domestic value experience. However, we see ongoing potential in these issues and continue to hold them, especially in light of value improvements at year-end.

Large capitalization companies dominated the Fund with 53% of net assets. This is typically the case since overseas opportunities are easier to identify and evaluate reliably among the large caps.

 16
CALAMOS GLOBAL GROWTH AND INCOME FUND

[GLOBAL GROWTH AND INCOME FUND ICON]

Global Growth and Income Fund

Countries beyond the U.S. borders present the potential for tremendous growth as more nations experience political and economic freedom and as the Internet and other technology foster international communications and trade. We believe the CALAMOS Global Growth and Income Fund is opportunistically positioned to profit in this changing world.

                                                                           AVERAGE ANNUAL TOTAL RETURN+
                                                                ---------------------------------------------------
               GLOBAL GROWTH AND INCOME FUND                          ONE YEAR                 SINCE INCEPTION
                                                                ---------------------------------------------------
                                                                              LOAD                       LOAD
                                                                            ADJUSTED                   ADJUSTED
A SHARES: Inception 9/9/96                                      42.73%       35.99%        23.38%       21.70%
C SHARES: Inception 9/24/96                                     42.02%          NA         23.08%          NA
I SHARES: Inception 9/18/97                                     42.50%          NA         23.38%          NA
MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDEX*               22.25%          NA         12.75%          NA

 * The MSCI World Index is an unmanaged equity index that is an arithmetic, market value-weighted average of the performance of over 1,450 securities listed on stock exchanges from around the world. The beginning date for this Index is 10/01/96.
 + Average annual total return measures net investment income and capital gain or loss as an annualized average assuming reinvestment of dividends and capital gains distributions. Performance shown reflects the effects of an expense reimbursement, which improved results.
   Past performance does not guarantee future results. For Class A shares, performance has been adjusted for the 4.75% sales charge in the shaded area of the chart.

CALAMOS GLOBAL GROWTH AND INCOME FUND                                         17

[GLOBAL GROWTH AND INCOME FUND ICON]

Global Growth and Income Fund

 GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION
[GRAPHIC IMAGE]

                                                                 CALAMOS GLOBAL GROWTH AND            MORGAN STANLEY CAPITAL
                                                                       INCOME FUND-A                INTERNATIONAL WORLD INDEX
                                                                 -------------------------          -------------------------
                                                                           9525.00                           10000.00
12/96                                                                     10041.00                           10469.00
                                                                          10289.00                           10511.00
                                                                          11630.00                           12105.00
                                                                          12277.00                           12463.00
12/97                                                                     11883.00                           12168.00
                                                                          13409.00                           13923.00
                                                                          13882.00                           14219.00
                                                                          12229.00                           12527.00
12/98                                                                     13557.00                           15185.00
                                                                          14090.00                           15740.00
                                                                          15050.00                           16505.00
                                                                          15092.00                           16274.00
12/99                                                                     19966.00                           19034.00
3/00                                                                      20117.00                           19244.00

[GRAPHIC IMAGE]

                                                                 CALAMOS GLOBAL GROWTH AND            MORGAN STANLEY CAPITAL
                                                                       INCOME FUND-C                INTERNATIONAL WORLD INDEX
                                                                 -------------------------          -------------------------
                                                                           10000                              10000
12/96                                                                      10543                              10469
                                                                           10764                              10511
                                                                           12151                              12105
                                                                           12809                              12463
12/97                                                                      12406                              12168
                                                                           13971                              13923
                                                                           14444                              14219
                                                                           12717                              12527
12/98                                                                      14082                              15185
                                                                           14616                              15740
                                                                           15584                              16505
                                                                           15606                              16274
12/99                                                                      20592                              19034
3/00                                                                       20750                              19244

[GRAPHIC IMAGE]

                                                                 CALAMOS GLOBAL GROWTH AND            MORGAN STANLEY CAPITAL
                                                                       INCOME FUND-I                INTERNATIONAL WORLD INDEX
                                                                 -------------------------          -------------------------
                                                                           10000                              10000
12/97                                                                       9818                               9763
                                                                           11085                              11172
                                                                           11493                              11409
                                                                           10143                              10051
12/98                                                                      11244                              12184
                                                                           11703                              12630
                                                                           13025                              13244
                                                                           14560                              13058
12/99                                                                      19200                              15273
3/00                                                                       19325                              15441

* The MSCI World Index is an unmanaged equity index that is an arithmetic, market value-weighted average of the performance of over 1,460 securities listed on stock exchanges from around the world. The beginning date for this index is 10/1/96.
[LEGEND]

 18
CALAMOS GLOBAL GROWTH AND INCOME FUND

[THE FUNDS ICON]
High Yield Fund

[ICON]   HIGHLIGHTS
A SHARES
-------------------
TRADING SYMBOL:
N/A

SINCE INCEPTION RETURN WITHOUT LOAD:
-1.50%
START DATE:
AUGUST 1, 1999

The CALAMOS High Yield Fund (A shares) was down 1.5%, unadjusted for sales charges, since its 8/1/99 inception, as compared to -1.98% for its benchmark, the Merrill Lynch High Yield Master Index.
The Fund invests mainly in a diversified portfolio of high-yield, fixed-income securities with lower credit ratings than investment-grade securities (often referred to as "junk bonds"). It was developed for fixed-income investors who are willing to accept more risk in return for potentially higher total returns. Bond selection utilizes the CALAMOS proprietary research model, which involves intensive quantitative and qualitative examination of credit and other factors beyond the use of S&P and Moody's ratings. Although the Fund itself is less than a year old, it builds upon CALAMOS' expertise in fixed-income investing, developed over more than two decades of convertible bond analysis.

Since the Fund's inception, the market has been difficult for nonconvertible bonds in general, and corporations have been slow to create new high-yield issues. This, along with widening credit spreads, has resulted in insufficient opportunities to invest available cash in high-yield bonds. Therefore, we use convertibles with yields to maturity that are competitive with high yields to augment opportunities while offering equity-like potential.

The CALAMOS High Yield Fund has a number of attractive holdings, often in emerging credits. The telecom infrastructure, for example, is appealing since participating companies are projected to start generating free cash flow in a few years. As a result, they may rapidly pay down debt, possibly resulting in higher credit ratings.

We are also discovering good buys among consumer cyclical exposures. For instance, gaming industry high yields include Ameristar Casino (2.7% of net assets at 3/31/00), Hilton Hotels (2.5%), Mandalay (1.6%), MGM Grand (2.4%), and Station Casinos (1.6%). Overbuilding in Las Vegas is being absorbed well, most of these companies are generating strong streams of free cash flows, and mergers continue. These issues are reasonably priced with respectable balance sheets, and some issues are yielding 10 to 12%.

Looking ahead, we are optimistic that the CALAMOS High Yield Fund, when supplemented with convertibles, will be opportunistically positioned when the high-yield market improves.

CALAMOS HIGH YIELD FUND                                                       19

[HIGH YIELD FUND ICON]

High Yield Fund

                                                                       AVERAGE ANNUAL TOTAL
                                                                              RETURN
                                                                   -----------------------------
                         HIGH YIELD                                       SINCE INCEPTION
                                                                   -----------------------------
                                                                                      LOAD
                                                                                    ADJUSTED
A SHARES: Inception 8/1/99                                         -1.50%            -6.19%
LIPPER HIGH CURRENT YIELD FUNDS INDEX*                             -0.66%               NA
MERRILL LYNCH HIGH YIELD MASTER INDEX**                            -1.98%               NA

 * The Lipper High Current Yield Funds Index is an equally weighted performance index for capital gains distribution and income dividends of the largest qualifying funds in the investment objective. The funds aim at high (relative) current yield from fixed-income securities with no quality or maturity restrictions, and tend to invest in lower-grade issues. Source:
   Frank Russell Company.
** Merrill Lynch High Yield Master Index measures the return of below-investment-grade US bonds with a par value of no less than $10 million and a term to maturity of at least one year. Source: Frank Russell Company.
 + Average annual total return measures net investment income and capital gain or loss as an annualized average assuming reinvestment of dividends and capital gains distributions. Performance shown reflects the effects of an expense reimbursement, which improved results.
   Past performance does not guarantee future results. For Class A shares, performance has been adjusted for the 4.75% sales charge in the shaded area of the chart.

 20
CALAMOS HIGH YIELD FUND

[HIGH YIELD FUND ICON]

High Yield Fund

 GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION
[GRAPHIC IMAGE]

                                                   CALAMOS HIGH YIELD       LIPPER HIGH CURRENT YIELD   MERRILL LYNCH HIGH YIELD
                                                  FUND (LOAD-ADJUSTED)               INDEX*                  MASTER INDEX**
                                                  --------------------      -------------------------   ------------------------
                                                          9525                        10000                       10000
9/99                                                      9219                         9824                        9875
12/99                                                     9182                        10087                        9982
3/00                                                      9081                         9934                        9802

 * The Lipper High Current Yield Funds Index is an equally weighted performance index for capital gains distribution and income dividends of the largest qualifying funds in the investment objective. The funds aim at high (relative) current yield from fixed-income securities with no quality or maturity restrictions, and tend to invest in lower-grade issues. Source:
   Frank Russell Company.
[LEGEND]
** Merrill Lynch High Yield Master Index measures the return of below-investment-grade US bonds with a par value of no less than $10 million and a term to maturity of at least one year. Source: Frank Russell Company.

CALAMOS HIGH YIELD FUND                                                       21

Convertible Fund
[ICON]
SCHEDULE OF INVESTMENTS MARCH 31, 2000

 PRINCIPAL
   AMOUNT                                           VALUE
-------------------------------------------------------------
CONVERTIBLE BONDS (61.2%)
               BASIC INDUSTRIES (0.3%)
$    700,000   Inco, Ltd.                        $    644,000
               5.750%, 07/01/04
               CAPITAL GOODS - INDUSTRIAL (0.8%)
   1,925,000   Interim Services, Inc.               1,551,935
               4.500%, 09/16/04
               CAPITAL GOODS - TECHNOLOGY (40.3%)
     830,000   Acer, Inc.                             865,275
               0.000%, 02/01/05
   1,400,000   Advance Energy Industries            1,694,000
               5.250%, 11/15/06
   1,615,000   Amkor Technology, Inc.(b)            1,790,631
               5.000%, 03/15/07
   3,600,000   Atmel Corporation(b)                 5,225,220
               0.000%, 04/21/18
   1,600,000   Bell Atlantic Corporation(b)         1,624,992
               5.750%, 04/01/03
   1,800,000   Bell Atlantic Corporation            1,829,250
               5.750%, 04/01/03
   1,200,000   Bell Atlantic Corporation(b)         1,711,620
               4.250%, 09/15/05
   2,500,000   Bell Atlantic (Cable & Wireless)     3,603,125
               4.250%, 09/15/05
     750,000   British Aerospace                    2,911,291
               3.750%, 07/21/06
     650,000   Colt Telecommunications                675,312
               2.000%, 12/16/06
   1,500,000   Commscope, Inc.                      1,788,600
               4.000%, 12/15/06
   3,100,000   Conexant Systems(b)                  2,811,762
               4.000%, 02/01/07
   1,625,000   Cypress Semiconductor                2,067,341
               4.000%, 02/01/05
     830,000   Delta Electronics, Inc.                862,163
               0.000%, 02/15/05
   2,250,000   France Telecommunications            2,473,675
               4.125%, 11/29/04
 192,000,000   Internet Initiative                  1,575,303
         JPY   1.750%, 03/31/05

 PRINCIPAL
   AMOUNT                                           VALUE
-------------------------------------------------------------
$  1,125,000   I2 Technology(b)                  $  1,934,539
               5.250%, 12/15/06
   2,830,000   Juniper Networks                     2,847,942
               4.750%, 03/15/07
   1,225,000   Liberty Media(b)                     1,927,035
               4.000%, 11/15/29
     400,000   Liberty Media(b)                       473,136
               3.750%, 08/15/30
   2,437,000   LSI Logic Corporation                3,015,788
               4.000%, 02/15/05
     900,000   Mail.Com, Inc.(b)                      821,511
               7.000%, 02/01/05
   4,200,000   Merrill Lynch Basket                 4,719,750
               0.500%, 02/03/05
   2,850,000   Morgan Stanley Basket                3,289,969
               0.500%, 12/13/04
   2,600,000   Nextel Communications(b)             3,107,338
               5.250%, 01/15/10
     850,000   Rational Software(b)                 1,047,617
               5.000%, 02/01/07
   1,750,000   Science Systems, Inc.                1,929,375
               3.000%, 03/15/07
   1,100,000   Siebel Systems(b)                    2,910,842
               5.500%, 09/15/06
   3,400,000   Solectron Corporation(b)(c)          2,276,504
               0.000%, 01/27/19
   1,175,000   Systems & Computer Technology        1,175,000
               5.000%, 10/15/04
   2,000,000   Telefonos De Mexico                  3,117,500
               4.250%, 06/15/04
   1,800,000   Triquint Semiconductor(b)            1,382,616
               4.000%, 03/01/07
   1,350,000   US Internet Working, Inc.(b)         3,296,066
               7.000%, 11/01/04
   1,100,000   Versatel Telecom                     1,340,330
               4.000%, 12/17/04

               See accompanying Notes to Schedule of Investments.

[ICON]
SCHEDULE OF INVESTMENTS MARCH 31, 2000

 PRINCIPAL
   AMOUNT                                           VALUE
-------------------------------------------------------------
$  1,130,000   Veritas Software                  $  4,151,869
               1.856%, 08/13/06
   1,005,000   Vitesse Semiconductor(b)             1,055,249
               4.000%, 03/15/05
                                                 ------------
                                                   79,329,536
               CONSUMER CYCLICALS (3.8%)
     600,000   Interpublic Group(b)                   791,988
               1.800%, 09/16/04
   2,277,000   Interpublic Group(b)                 2,324,134
               1.870%, 06/01/06
     950,000   Omnicom Group, Inc.                  1,827,695
               2.250%, 01/06/13
   2,640,000   Young & Rubicam(b)                   2,478,300
               3.000%, 01/15/05
                                                 ------------
                                                    7,422,117
               CONSUMER GROWTH STAPLES (9.0%)
     400,000   Alpharma, Inc.(b)                      514,876
               3.000%, 06/01/06
   5,600,000   Alza Corporation                     2,912,000
               0.000%, 07/14/14
   1,000,000   Alza Corporation                     1,070,000
               5.000%, 05/01/06
   3,915,000   Clear Channel                        3,677,986
               1.500%, 12/01/02
   2,300,000   Costco Whole Company                 2,825,987
               0.000%, 08/19/17
   4,440,000   Elan Corporation(b)(c)               3,227,125
               0.000%, 12/14/18
   1,575,000   Elan Corporation(c)                  1,144,757
               0.000%, 12/14/18
   4,500,000   Roche Holdings Company(b)            2,205,000
               0.000%, 05/06/12
                                                 ------------
                                                   17,577,731
               CONSUMER STAPLES (1.5%)
   2,650,000   Nestle Holdings, Inc.                2,971,445
               3.000%, 06/17/02

 PRINCIPAL
   AMOUNT                                           VALUE
-------------------------------------------------------------
               ENERGY (2.9%)
$  1,625,000   Devon Energy                      $  1,635,156
               4.900%, 08/15/08
     540,000   Kerr-McGee Corporation                 627,075
               5.250%, 02/15/10
   3,955,000   Loews Corporation                    3,490,288
               (Diamond Offshore Drilling)
               3.125%, 09/15/07
                                                 ------------
                                                    5,752,519
               FINANCIAL (2.6%)
  24,000,000   Acom Corporation
         JPY   0.000%, 03/31/02                       276,642
     650,000   Finlayson Global Corporation         1,371,909
               (Rep. of Singapore)(b)
               0.000%, 02/19/04
     600,000   Finlayson Global Corporation         1,244,070
               (Rep. of Singapore)
               0.000%, 02/19/04
 127,000,000   Mitsui Marine & Fire
         JPY   Insurance Company                    1,266,475
               7.000%, 03/31/03
  83,000,000   Sumitomo Marine & Fire
         JPY   Insurance Company                      877,003
               1.200%, 03/31/04
                                                 ------------
                                                    5,036,099
                                                 ------------
               TOTAL CONVERTIBLE BONDS            120,285,382
               (Cost $96,758,137)
 NUMBER OF
   SHARES                                           VALUE
-------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (17.6%)
               BASIC INDUSTRIES (1.5%)
      50,500   International Paper               $  2,304,113
               5.250%
      16,500   Inco, Ltd.                             635,250
               5.500%
                                                 ------------
                                                    2,939,363

               See accompanying Notes to Schedule of Investments.

[ICON]
SCHEDULE OF INVESTMENTS MARCH 31, 2000

 NUMBER OF
   SHARES                                           VALUE
-------------------------------------------------------------
               CAPITAL GOODS - TECHNOLOGY (2.8%)
       5,000   Global Crossing(b)                $  1,215,780
               7.000%
      20,700   Global Crossing(b)                   2,321,215
               6.375%
      27,200   Loral Space & Communication            887,400
               6.000%
      17,200   Titan Corporation(b)                 1,044,556
               5.750%
                                                 ------------
                                                    5,468,951
               CONSUMER CYCLICALS (2.0%)
      17,500   American Classic Voyage                867,344
               7.000%
      82,500   Newell Financial Trust               3,011,250
               5.250%
                                                 ------------
                                                    3,878,594
               CONSUMER GROWTH STAPLES (1.6%)
      20,200   Biovail Corporation                    934,250
               6.750%
      46,500   Wendy's International                2,185,500
               5.000%
                                                 ------------
                                                    3,119,750
               CONSUMER STAPLES (2.0%)
     115,000   Suiza Foods Corporation              3,996,135
               5.500%
               ENERGY (0.3%)
      20,500   Western Gas Resources                  590,656
               2.625%
               FINANCIAL (3.3%)
      24,800   Equity Office Trust                    942,400
               5.250%
      50,700   Equity Resource Properties           1,001,325
               7.250%
     139,500   National Australia Bank              3,374,156
               7.875%
      26,000   Vornado Realty Trust                 1,241,500
               3.250%
                                                 ------------
                                                    6,559,381

 NUMBER OF
   SHARES                                           VALUE
-------------------------------------------------------------
               TRANSPORTATION (0.6%)
      30,650   Union Pacific Capital Trust       $  1,206,844
               6.250%
               UTILITIES (3.5%)
      53,900   AES Corporation Trust III            3,638,250
               6.750%
      59,500   Calpine Trust(b)                     3,265,063
               5.500%
                                                 ------------
                                                    6,903,313
                                                 ------------

               TOTAL CONVERTIBLE                   34,662,987
               PREFERRED STOCKS
               (Cost $34,823,083)
COMMON STOCKS (11.0%)
               CAPITAL GOODS - TECHNOLOGY (4.3%)
      40,000   Ciena Corporation(a)                 5,045,000
      22,462   Qualcomm, Inc.                       3,353,857
                                                 ------------
                                                    8,398,857
               CONSUMER CYCLICALS (4.1%)
      60,000   Boeing Company                       2,276,250
      41,200   Liz Claiborne, Inc.                  1,887,475
      73,584   Marriott International Class A       2,317,896
      54,629   Royal Caribbean Cruises, Ltd.        1,529,612
                                                 ------------
                                                    8,011,233
               CONSUMER GROWTH STAPLES (1.0%)
      34,000   Gannett Company, Inc.                2,392,750
               CREDIT CYCLICALS (0.7%)
      28,000   Federal Home Loan Mortgage           1,237,250
               Corporation
               FINANCIAL (0.9%)
      39,400   MGIC Investments                     1,718,825
                                                 ------------

               TOTAL COMMON STOCKS                 21,758,915
               (Cost $13,376,964)

               See accompanying Notes to Schedule of Investments.

[ICON]
SCHEDULE OF INVESTMENTS MARCH 31, 2000

 NUMBER OF
 CONTRACTS                                          VALUE
-------------------------------------------------------------
CALL OPTIONS (0.8%)
               CAPITAL GOODS - TECHNOLOGY (0.6%)
          80   Adobe Corporation(a)                   516,000
               LEAPS Expiration 01/19/02
               Strike 60
          75   C-Cube(a)                              161,250
               LEAPS Expiration 01/19/02
               Strike 90
         200   Compaq (a)                             160,000
               LEAPS Expiration 01/19/02
               Strike 30
         300   Sybase (a)                             240,000
               LEAPS Expiration 01/19/02
               Strike 20
                                                 ------------
                                                    1,077,250
               CONSUMER GROWTH STAPLES (0.2%)
         200   Chiron Corporation(a)                  415,000
               LEAPS Expiration 01/19/02
               Strike 50
                                                 ------------
               TOTAL CALL OPTIONS                   1,492,250
               (Cost $1,212,253)
 NUMBER OF
   SHARES                                           VALUE
-------------------------------------------------------------
WARRANTS (0.9%)
               CONSUMER GROWTH STAPLES (0.9%)
      65,527   News Corporation, Ltd.(a)         $  1,867,520
               06/16/03
                                                 ------------
               TOTAL WARRANTS                       1,867,520
               (Cost $445,584)
 PRINCIPAL
   AMOUNT                                           VALUE
-------------------------------------------------------------
U.S. GOVERNMENT SECURITIES (4.5%)
$ 13,000,000   United States Strips                 4,208,100
               Interest Coupon 0.000%, 02/15/18

 PRINCIPAL
   AMOUNT                                           VALUE
-------------------------------------------------------------
U.S. TREASURY NOTES
$  2,750,000   6.875%, 05/15/06                  $  2,823,728
   2,000,000   6.500%, 10/15/06                     2,018,720
                                                 ------------
               TOTAL U.S. GOVERNMENT SECURITIES     9,050,548
               (Cost $9,127,688)
                                                 ------------
TOTAL INVESTMENTS (96.0%)                         189,117,602
(Cost $155,743,709)
CASH DEPOSITS WITH CUSTODIAN (4.1%)                 8,255,009
(INTEREST BEARING)
LIABILITIES, LESS OTHER ASSETS (-0.1%)               (277,519)
                                                 ------------
NET ASSETS (100.0%)                              $197,095,092
                                                 ------------
NET ASSET VALUE PER SHARE - CLASS A              $      22.74
                                                 ------------
(4,424,241 shares outstanding)
NET ASSET VALUE PER SHARE - CLASS C              $      22.62
                                                 ------------
(2,593,755 shares outstanding)
NET ASSET VALUE PER SHARE - CLASS I              $      22.82
                                                 ------------
(1,657,542 shares outstanding)

Notes to Schedule of Investments
  (a)   Non-income producing security
  (b) Rule 144A security - Private placement securities issued under Rule 144A are exempt from the registration requirements of the Securities Act of 1933. These securities generally are issued to qualified institutional buyers, such as the Funds, and any resale by the Funds must be an exempt transaction, normally to other qualified institutional investors.
  (c)   LYON - Liquid Yield Option Note

                See accompanying Notes to Financial Statements.

Growth and Income Fund
[GROWTH AND INCOME FUND ICON]
SCHEDULE OF INVESTMENTS MARCH 31, 2000

PRINCIPAL
  AMOUNT                                               VALUE
---------------------------------------------------------------
 CONVERTIBLE BONDS (63.5%)
             BASIC INDUSTRIES (.2%)
$ 160,000    Inco, Ltd.                             $   147,200
             5.750%, 07/01/04
             CAPITAL GOODS - INDUSTRIAL (5.4%)
1,040,000    Interim Services                           838,448
             4.500%, 06/01/05
1,600,000    Personnel Group                          1,048,992
             5.750%, 07/01/04
1,300,000    Thermo Instrument                        1,137,500
             4.000%, 01/15/05
                                                    -----------
                                                      3,024,940
             CAPITAL GOODS - TECHNOLOGY (44.2%)
  930,000    Adaptec, Inc.                              864,370
             4.750%, 02/01/04
  650,000    Advanced Energy Industries                 786,500
             5.250%, 11/15/06
  445,000    Amkor Technology, Inc.(b)                  493,394
             5.000%, 03/15/07
1,350,000    Atmel Corporation(b)                     1,959,457
             0.000%, 04/21/18
  400,000    Bell Atlantic (Cable & Wireless)           576,500
             4.250%, 09/15/05
1,200,000    Checkpoint Systems                         808,128
             5.250%, 11/01/05
  750,000    Commscope, Inc.(b)                         894,300
             4.000%, 12/15/06
  120,000    Comverse Technology                        516,000
             4.500%, 07/01/05
  850,000    Conexant Systems(b)                        770,967
             4.000%, 02/01/07
  400,000    Cypress Semiconductor                      508,884
             4.000%, 02/01/05
1,600,000    Hewlett Packard(c)                       1,200,000
             0.000% 10/14/17
  725,000    I2 Technologies(b)                       1,246,703
             5.250%, 12/15/06

PRINCIPAL
  AMOUNT                                               VALUE
---------------------------------------------------------------
$ 800,000    Juniper Networks                       $   805,072
             4.750%, 03/15/07
  525,000    Liberty Media(b)                           825,872
             4.000%, 11/15/29
  350,000    Liberty Media(b)                           413,994
             3.750%, 08/15/30
1,000,000    LSI Logic                                1,237,500
             4.000%, 02/15/05
1,100,000    Merrill Lynch Basket                     1,236,125
             0.500%, 02/03/05
  500,000    Rational Software(b)                       616,245
             5.000%, 02/01/07
  530,000    Science Systems, Inc.                      583,000
             3.000%, 03/15/07
  310,000    Siebel Systems(b)                          820,328
             5.500%, 09/15/06
  925,000    Solectron Corporation(b)(c)                619,343
             0.000%, 01/27/19
  250,000    Systems & Computer Technology              250,000
             5.000%, 10/15/04
  800,000    Telefonos De Mexico                      1,247,000
             4.250%, 06/15/04
  920,000    Triquint Semiconductor(b)                  706,670
             4.000%, 03/01/07
  620,000    US Internet Working, Inc.(b)             1,513,749
             7.000%, 11/01/04
  700,000    Veritas Software                         2,571,954
             1.856%, 08/13/06
  600,000    Vitesse Semiconductor(b)                   630,000
             4.000%, 03/15/05
                                                    -----------
                                                     24,702,055
             CONSUMER CYCLICAL (4.6%)
   65,000    Interpublic Group(b)                        85,799
             1.800%, 09/16/04
  425,000    Interpublic Group(b)                       433,797
             1.870%, 06/01/06

               See accompanying Notes to Schedule of Investments.

[GROWTH AND INCOME FUND ICON]
SCHEDULE OF INVESTMENTS MARCH 31, 2000

PRINCIPAL
  AMOUNT                                               VALUE
---------------------------------------------------------------
$  60,000    Interpublic Group                      $    79,200
             1.800%, 09/16/04
  200,000    Omnicom Group                              384,778
             2.250%, 01/06/13
1,715,000    Young & Rubicam(b)                       1,609,956
             3.000%, 01/15/05
                                                    -----------
                                                      2,593,530
             CONSUMER GROWTH STAPLES (6.9%)
  100,000    Alpharma, Inc.(b)                          128,719
             3.000%, 06/01/06
  250,000    Clear Channel Communications               305,238
             2.627%, 04/01/03
  717,000    Clear Channel Communications               673,593
             1.500%, 12/01/02
  475,000    Costco Companies                           583,628
             0.000%, 08/19/17
  725,000    Elan Corporation(b)(c)                     526,952
             0.000%, 12/14/18
  625,000    Elan Corporation(c)                        454,268
             0.000%, 12/14/18
  900,000    Roche Holdings                             522,000
             0.000%, 04/20/10
1,200,000    Times Mirror(c)                            657,467
             0.000%, 04/15/17
                                                    -----------
                                                      3,851,865
             CONSUMER STAPLES (2.2%)
1,200,000    Loews Corporation (Diamond Offshore)     1,059,000
             3.125%, 09/15/07
  140,000    Kerr-McGee Corporation                     162,575
             5.250%, 02/15/10
                                                    -----------
                                                      1,221,575
                                                    -----------
             TOTAL CONVERTIBLE BONDS                 35,541,165
             (Cost $27,475,924)
NUMBER OF
  SHARES                                               VALUE
---------------------------------------------------------------
 CONVERTIBLE PREFERRED STOCKS (17.9%)
             BASIC INDUSTRIES (.8%)
   11,200    Inco, Ltd.                             $   431,200
             5.500%

NUMBER OF
  SHARES                                               VALUE
---------------------------------------------------------------
             CAPITAL GOODS - TECHNOLOGY (5.6%)
    1,350    Global Crossing(b)                     $   328,261
             7.000%
    4,700    Global Crossing(b)                         527,039
             6.375%
    9,600    Pioneer Standard Trust                     540,000
             3.375%
   21,000    Sensormatic Electronic(b)                  658,875
             1.625%
   18,000    Titan Corporation(b)                     1,093,140
             5.750%
                                                    -----------
                                                      3,147,315
             CONSUMER CYCLICALS (1.0%)
   11,500    American Classic Voyage                    569,969
             7.000%
             CONSUMER GROWTH STAPLES (1.6%)
   20,000    Biovail Corporation                        925,000
             6.750%
             CONSUMER STAPLES (2.5%)
   40,000    Suiza Foods Trust Reg                    1,389,960
             5.500%
             CREDIT CYCLICALS (.9%)
   15,000    Texas Industries, Inc.                     481,875
             2.750%
             ENERGY (.7%)
   13,000    Western Gas Resources                      374,563
             2.625%
             FINANCIAL (.4%)
    9,700    National Australia Bank                    234,619
             7.875%
             TRANSPORTATION (1.2%)
   18,000    Arkansas Best Corporation                  675,000
             2.875%
             UTILITIES (3.2%)
    6,800    AES Corporation Trust III                  459,000
             6.750%

               See accompanying Notes to Schedule of Investments.

[GROWTH AND INCOME FUND ICON]
SCHEDULE OF INVESTMENTS MARCH 31, 2000

NUMBER OF
  SHARES                                               VALUE
---------------------------------------------------------------
    4,750    AES Trust II Series B                  $   345,563
             5.500%
   17,400    Calpine Trust(b)                           954,824
             5.500%
                                                    -----------
                                                      1,759,387
                                                    -----------
             TOTAL CONVERTIBLE                        9,988,888
             PREFERRED STOCKS
             (Cost $9,567,459)

COMMON STOCKS (9.0%)
             CAPITAL GOODS TECHNOLOGY (6.2%)
   14,700    Ciena Corporation(a)                     1,854,038
    6,400    Microsoft Corporation(a)                   680,000
    5,780    Qualcomm, Inc.                             863,026
    1,091    Sensormatic Electronics                     24,481
      779    Sensormatic Electronics(b)                  17,235
                                                    -----------
                                                      3,438,780
             CONSUMER CYCLICALS (2.8%)
   26,500    Liz Claiborne, Inc.                      1,214,031
   13,271    Royal Caribbean Cruises, Ltd.              371,588
                                                    -----------
                                                      1,585,619
                                                    -----------
             TOTAL COMMON STOCKS                      5,024,399
             (Cost $2,066,444)
NUMBER OF
CONTRACTS                                              VALUE
---------------------------------------------------------------
 CALL OPTIONS (.6%)
             CAPITAL GOODS - TECHNOLOGY (.4%)
       15    Adobe Corporation(a)                        96,750
             LEAPS
             Expiration 01/19/02, Strike 60
       15    C-Cube(a)                                   32,250
             LEAPS
             Expiration 01/19/02, Strike 90
       50    Compaq(a)                                   40,000
             LEAPS
             Expiration 01/19/02, Strike 30
       60    Sybase(a)                                   48,000
             LEAPS
             Expiration 01/19/02, Strike 20
                                                    -----------
                                                        217,000

NUMBER OF
CONTRACTS                                              VALUE
---------------------------------------------------------------
             CONSUMER GROWTH STAPLES (.2%)
       50    Chiron Corporation(a)                  $   103,750
             LEAPS
             Expiration 01/19/02, Strike 50
                                                    -----------
             TOTAL CALL OPTIONS                         320,750
             (Cost $264,005)
PRINCIPAL
  AMOUNT                                               VALUE
---------------------------------------------------------------
 U.S. GOVERNMENT SECURITIES (1.2%)
$ 635,000    United States Treasury Note                652,025
             6.875%, 05/15/06
                                                    -----------
             TOTAL U.S. GOVERNMENT                      652,025
             SECURITIES
             (Cost $637,183)
TOTAL INVESTMENTS (92.2%)                            51,527,227
(Cost $40,011,015)
U.S. DOLLAR CASH DEPOSITS WITH CUSTODIAN (INTEREST    3,142,936
BEARING) (5.6%)
OTHER ASSETS, LESS LIABILITIES (2.2%)                 1,242,350
                                                    -----------
NET ASSETS (100.0%)                                 $55,912,513
                                                    -----------
NET ASSET VALUE PER SHARE - CLASS A                 $     28.29
                                                    -----------
(1,606,406 shares outstanding)
NET ASSET VALUE PER SHARE - CLASS C                 $     27.99
                                                    -----------
                      (260,906 shares outstanding)
NET ASSET VALUE PER SHARE - CLASS I                 $     28.44
                                                    -----------
(111,514 share outstanding)

Notes to Schedule of Investments
  (a)   Non-income producing security
  (b) Rule 144A security - Private placement securities issued under Rule 144A are exempt from the registration requirements of the Securities Act of 1933. These securities generally are issued to qualified institutional buyers, such as the Funds, and any resale by the Funds must be an exempt transaction, normally to other qualified institutional investors.
  (c)   LYON - Liquid Yield Option Note

                See accompanying Notes to Financial Statements.

Market Neutral Fund
[MARKET NEUTRAL FUND ICON]
SCHEDULE OF INVESTMENTS MARCH 31, 2000

PRINCIPAL
 AMOUNT                                               VALUE
--------------------------------------------------------------
 CONVERTIBLE BONDS (52.0%)
            BASIC INDUSTRIES (.3%)
$ 55,000    Mail-Well, Inc.                        $    44,481
            5.000%, 11/01/02
            CAPITAL GOODS - TECHNOLOGY (36.0%)
  70,000    Activision, Inc.                            61,075
            6.750%, 01/01/05
 220,000    Affiliated Computer                        236,683
            4.000%, 03/15/05
 310,000    Amazon.Com, Inc.(b)                        308,918
            4.750%, 02/01/09
 200,000    American Tower(b)                          223,748
            5.000%, 02/15/10
 250,000    Amkor Technology, Inc.(b)                  277,188
            5.000%, 03/15/07
 415,000    At Home Corporation(b)                     345,591
            4.750%, 12/15/06
 200,000    Burr Brown Corporation(b)                  221,868
            4.250%, 11/01/02
 300,000    Conexant Systems, Inc.(b)                  272,106
            4.000%, 02/01/07
 200,000    Digital Island                             140,530
            6.000%, 02/15/05
 140,000    Earthweb, Inc.(b)                          107,421
            7.000%, 01/25/05
 280,000    Efficient Networks(b)                      282,800
            5.000%, 03/15/05
 135,000    Internet Capital Group                     121,319
            5.500%, 12/21/2004
 325,000    Level 3 Communications                     327,184
            6.000%, 03/15/10
 370,000    Liberty Media(b)                           437,651
            3.750%, 02/15/30
 290,000    Nextel Communications(b)                   346,588
            5.250%, 01/15/10
 280,000    NTL, Inc.(b)(c)                            288,862
            5.750%, 12/15/09
 415,000    Science Systems, Inc.                      456,500
            3.000%, 03/15/07

PRINCIPAL
 AMOUNT                                               VALUE
--------------------------------------------------------------
$200,000    Semtech Corporation(b)                 $   188,188
            4.500%, 02/01/07
  90,000    Talk.Com, Inc.                              71,213
            4.500%, 09/15/02
 300,000    Triquint Semiconductor(b)                  230,435
            4.000%, 03/01/07
 230,000    Vitesse Semiconductor(b)                   241,500
            4.000%, 03/15/05
                                                   -----------
                                                     5,187,368
            CONSUMER CYCLICALS (.4%)
  65,000    Young & Rubicam(b)                          61,019
            3.300%, 01/15/05
            CONSUMER GROWTH STAPLES (10.1%)
 190,000    Affymetrix, Inc.(b)                        132,709
            4.750%, 02/15/07
 200,000    Alexion Pharmacy(b)                        157,500
            5.750%, 03/15/07
 525,000    Alza Corporation                           561,750
            5.000%, 05/01/06
 320,000    Clear Channel Communications               390,704
            2.625%, 04/01/03
 200,000    Human Genome(b)                            122,000
            3.750%, 03/15/07
  90,000    Scholastic Corporation                      88,040
            5.000%, 08/15/05
                                                   -----------
                                                     1,452,703
            CONSUMER STAPLES (.8%)
 350,000    Whole Foods Market                         117,306
            0.000%, 03/02/18
            ENERGY (4.0%)
 300,000    Diamond Offshore Drilling                  341,157
            3.750%, 02/15/07
 225,000    Seacor Holdings                            230,731
            5.375%, 11/15/06
                                                   -----------
                                                       571,888

               See accompanying Notes to Schedule of Investments.

[MARKET NEUTRAL FUND ICON]
SCHEDULE OF INVESTMENTS MARCH 31, 2000

PRINCIPAL
 AMOUNT                                               VALUE
--------------------------------------------------------------
            FINANCIAL (.4%)
$ 65,000    Financial Federal Corporation          $    54,600
            4.500%, 05/01/05
                                                   -----------
            TOTAL CONVERTIBLE BONDS                  7,489,365
            (Cost $7,611,934)
NUMBER OF
 SHARES                                              VALUE
--------------------------------------------------------------
 CONVERTIBLE PREFERRED STOCKS (31.6%)
            BASIC INDUSTRIES (3.9%)
   6,000    International Paper                        273,756
            5.250%
   5,500    Sealed Air Corporation                     285,656
            2.000% Series A
                                                   -----------
                                                       559,412
            CAPITAL GOODS - TECHNOLOGY (6.1%)
   1,500    Global Crossing (b)                        364,734
            7.000%
   3,000    Pioneer Standard                           168,750
            3.750%
   5,700    Titan Corporation (b)                      346,161
            5.750%
                                                   -----------
                                                       879,645
            CONSUMER CYCLICALS (1.0%)
   3,800    Newell Financial Trust                     138,700
            5.250%
            CONSUMER GROWTH STAPLES (4.4%)
   6,000    Biovail Corporation                        277,500
            6.750%
   7,500    Wendy's International                      352,500
            5.000%
                                                   -----------
                                                       630,000
            CONSUMER STAPLES (2.9%)
  12,100    Suiza Foods Trust                          420,463
            5.500%
            ENERGY (5.8%)
   4,000    Newfield Financial Trust                   231,250
            6.500%

NUMBER OF
 SHARES                                               VALUE
--------------------------------------------------------------
   4,300    Pogo Trust I                           $   280,575
            6.500%
   6,300    Tosco Corporation                          318,623
            5.750%
                                                   -----------
                                                       830,448
            FINANCIAL (1.7%)
  10,200    National Australia Bank                    246,712
            7.875%
            TRANSPORTATION (3.4%)
   8,200    Arkansas Best Corporation                  307,500
            2.875%
   4,750    Union Pacific                              187,031
            6.250%
                                                   -----------
                                                       494,531
            UTILITIES (2.4%)
   6,300    Calpine Trust (b)                          345,712
            5.500%
                                                   -----------
            TOTAL CONVERTIBLE                        4,545,623
            PREFERRED STOCKS
            (Cost $4,417,396)
                                                   -----------
TOTAL INVESTMENTS (83.6%)                           12,034,988
(Cost $12,029,330)
COMMON STOCKS SOLD SHORT (-36.9%)
            BASIC INDUSTRIES (-1.6%)
  (2,000)   International Paper                        (85,500)
  (1,500)   Mail-Well, Inc.                            (13,031)
  (2,360)   Sealed Air Corporation                    (128,178)
                                                   -----------
                                                      (226,709)
            CAPITAL GOODS - TECHNOLOGY (-20.1%)
  (1,900)   Activision, Inc.                           (22,919)
  (2,650)   Affiliated Computers Services             (100,700)
  (2,175)   Amazon.Com Inc.                           (145,725)
  (2,600)   American Tower                            (128,375)
  (2,800)   Amkor Technology, Inc.                    (148,575)
  (3,650)   At Home Corporation                       (120,222)
  (1,900)   Burr Brown Corporation                    (103,312)
  (1,300)   Conexant Systems                           (92,300)
    (800)   Digital Island                             (48,750)

               See accompanying Notes to Schedule of Investments.

[MARKET NEUTRAL FUND ICON]
SCHEDULE OF INVESTMENTS MARCH 31, 2000

NUMBER OF
 SHARES                                               VALUE
--------------------------------------------------------------
  (1,600)   Earthweb, Inc.                         $   (39,400)
    (900)   Efficient Networks                        (140,175)
  (4,225)   Global Cross                              (172,961)
    (750)   Internet Capital Group                     (67,734)
  (1,475)   Level 3 Communications                    (155,981)
  (1,250)   Nextel Communications                     (185,312)
  (1,319)   NTL, Inc.                                 (122,396)
  (5,700)   Pioneer Standard                           (89,775)
  (4,350)   Science Systems, Inc.                     (234,084)
  (1,400)   Semtech Corporation                        (89,688)
  (4,100)   Sprint                                    (267,781)
  (2,150)   Talk.Com, Inc.                             (34,400)
  (3,550)   Titan Corporation                         (181,050)
  (1,375)   Triquint Semiconductor, Inc.              (101,063)
  (1,050)   Vitesse Semiconductor                     (101,063)
                                                   -----------
                                                    (2,893,741)
            CONSUMER CYCLICALS (-0.5%)
  (1,900)   Newell Rubbermaid                          (47,144)
    (450)   Young & Rubicam                            (21,150)
                                                   -----------
                                                       (68,294)
            CONSUMER GROWTH STAPLES (-5.8%)
    (275)   Affymetrix, Inc.                           (40,820)
  (1,200)   Alexion Pharmaceuticals, Inc.              (83,700)
  (6,300)   Alza Corporation                          (236,644)
  (3,000)   Biovail Corporation                       (132,938)
  (2,725)   Clear Channel Communications              (188,195)
    (500)   Human Genome                               (41,531)
    (350)   Scholastic Corporation                     (18,878)
  (4,900)   Wendy's International, Inc.                (98,919)
                                                   -----------
                                                      (841,625)
            CONSUMER STAPLES (-1.0%)
  (3,050)   Suiza Foods Corporation                   (122,763)
    (350)   Whole Foods Market                         (14,503)
                                                   -----------
                                                      (137,266)
            ENERGY (-4.8%)
  (5,200)   Diamond Offshore Drilling                 (207,675)

NUMBER OF
 SHARES                                               VALUE
--------------------------------------------------------------
  (2,800)   Newfield Exploration                   $   (98,700)
  (6,000)   Pogo Producing Company                    (171,375)
  (1,725)   Seacor Holdings                           (104,147)
  (3,750)   Tosco Corporation                         (114,141)
                                                   -----------
                                                      (696,038)
            FINANCIAL (-0.8%)
    (900)   Financial Federal Corporation              (16,369)
  (1,525)   National Australia Bank                    (98,648)
                                                   -----------
                                                      (115,017)
            TRANSPORTATION (-1.2%)
 (10,150)   Arkansas Best Corporation                 (106,575)
  (1,200)   Union Pacific                              (46,950)
                                                   -----------
                                                      (153,525)
            UTILITIES (-1.1%)
  (1,750)   Calpine Trust                             (164,500)
                                                   -----------
            TOTAL COMMON STOCKS                     (5,296,715)
            SOLD SHORT
            (Proceeds - $5,278,897)
CASH DEPOSITS WITH CUSTODIAN                         7,195,621
(INTEREST BEARING)(49.9%)
OTHER ASSETS, LESS LIABILITIES(3.4%)                   496,349
                                                   -----------
NET ASSETS (100.0%)                                $14,430,243
                                                   -----------
NET ASSET VALUE PER SHARE - CLASS A                $     13.00
                                                   -----------
(1,093,762 shares outstanding)
NET ASSET VALUE PER SHARE - CLASS C                $     13.01
                                                   -----------
(15,877 shares outstanding)

Notes to Schedule of Investments
  (a)   Non-income producing security
  (b) Rule 144A security - Private placement securities issued under Rule 144A are exempt from the registration requirements of the Securities Act of 1933. These securities generally are issued to qualified institutional buyers, such as the Funds, and any resale by the Funds must be an exempt transaction, normally to other qualified institutional investors.

                See accompanying Notes to Financial Statements.

Growth Fund
[ICON]

SCHEDULE OF INVESTMENTS MARCH 31, 2000

 NUMBER
OF SHARES                                             VALUE
--------------------------------------------------------------
 COMMON STOCKS (91.7%)
            CAPITAL GOODS - INDUSTRIAL (6.5%)
 18,200     Asyst Technology, Inc.(a)              $ 1,064,700
 11,000     Concord Camera Corporation(a)              605,000
  6,000     Keithley Instruments, Inc.                 285,750
 11,000     Measurement Specialities, Inc.(a)          278,436
 15,000     Photon Dynamics(a)                       1,035,000
                                                   -----------
                                                     3,268,886
            CAPITAL GOODS - TECHNOLOGY (68.2%)
 11,900     Actuate Corporation(a)                     640,369
  9,000     Adobe Systems                            1,001,813
 10,000     Adtran, Inc.(a)                            594,375
 11,800     Amdocs Ltd.(a)                             869,513
 10,500     American Superconductor                    467,250
            Corporation(a)
  8,550     Anadigics Corporation(a)                   564,300
 11,300     Analog Devices(a)                          910,356
 12,400     Applied Micro Circuits Corporation(a)    1,860,775
 12,600     Aspect Communications(a)                   466,988
 25,200     Atmel Corporation(a)                     1,300,950
 12,100     Avx Corporation(a)                         917,331
 14,000     Celestica, Inc.(a)                         742,875
  5,400     Comverse Technology                      1,020,600
 14,900     Corsair Communications(a)                  284,963
 17,600     Dsp Group, Inc.(a)                       1,161,600
  8,100     Elantec Semiconductor(a)                   595,856
  9,600     Flextronic International(a)                676,200
 16,000     Geoworks Corporation(a)                    570,000
  8,500     Helix Technology Corporation               510,531
 16,000     Intervoice-British(a)                      462,000
 13,000     Kemet Corporation(a)                       822,250
 13,200     Kulicke & Soffa Industries(a)              845,625
 15,900     Lam Research Corporation(a)                716,494
 11,800     Lattice Semiconductor(a)                   798,713
 17,800     LCC International, Inc.(a)                 705,325

 NUMBER
OF SHARES                                             VALUE
--------------------------------------------------------------
 13,000     LTX Corporation(a)                     $   587,438
 23,000     Mattson Technology(a)                      980,375
  6,630     Nortel Networks(a)                         835,380
 15,000     Nvidia Corporation(a)                    1,267,266
  8,600     Pericom Semiconductor Corporation(a)       306,912
  6,200     Powerwave Technology(a)                    775,000
 11,500     Remedy Corporation(a)                      484,437
 33,300     Serena Software(a)                       1,061,437
 16,500     Silicon Storage Technology(a)            1,218,937
 15,500     Supertex, Inc.(a)                          463,062
  4,400     Terayon Communication(a)                   902,000
 17,733     Three-Five Systems, Inc.(a)              1,063,980
 23,000     Titan Corporation(a)                     1,173,000
 17,000     Triquint Semiconductor, Inc.(a)          1,249,500
 20,000     Vishay Intertec(a)                       1,112,500
 14,000     Westell Technology, Inc. Class A(a)        446,250
  8,000     Zomax, Inc.(a)                             482,000
  5,300     Zoran Corporation(a)                       298,456
                                                   -----------
                                                    34,214,982
            CONSUMER CYCLICAL (1.5%)
 30,000     Brauns Fashions Corporation(a)             757,500
            CONSUMER GROWTH STAPLES (7.0%)
  4,000     Abgenix, Inc.(a)                           552,500
 10,500     Dusa Pharmaceuticals, Inc.(a)              251,344
 15,000     Learning Tree(a)                           532,500
 15,400     Polymedica Corporation(a)                  904,750
 10,300     United Stationers, Inc.(a)                 367,581
  4,800     Univision Communications Class A(a)        542,400
  6,600     Zoll Medical Corporation(a)                338,250
                                                   -----------
                                                     3,489,325
            ENERGY (2.5%)
 14,250     Prima Energy(a)                            384,750
 25,000     Triton Energy, Ltd.(a)                     876,563
                                                   -----------
                                                     1,261,313

               See accompanying Notes to Schedule of Investments.

[ICON]
SCHEDULE OF INVESTMENTS MARCH 31, 2000

 NUMBER
OF SHARES                                             VALUE
--------------------------------------------------------------
            FINANCIAL (3.6%)
 10,700     Silicon Valley Bancshares(a)           $   769,063
 25,000     Waddell & Reed Class A(a)                1,057,813
                                                   -----------
                                                     1,826,876
            UTILITIES(2.4%)
 12,800     Calpine Corporation(a)                   1,203,200
                                                   -----------
            TOTAL COMMON STOCKS
            (Cost $31,905,670)                      46,022,082
                                                   -----------
TOTAL INVESTMENTS (91.7%)                           46,022,082
(Cost $31,905,670)
CASH DEPOSITS WITH CUSTODIAN                         2,632,910
(INTEREST BEARING) (5.3%)
OTHER ASSETS, LESS LIABILITIES (3.0%)                1,475,315
                                                   -----------
NET ASSETS (100.0%)                                $50,130,307
                                                   -----------
NET ASSETS VALUE PER SHARE - CLASS A               $     48.17
                                                   -----------
(832,529 shares outstanding)
NET ASSETS VALUE PER SHARE - CLASS C               $     47.16
                                                   -----------
(127,603 shares outstanding)
NET ASSETS VALUE PER SHARE - CLASS I               $     48.73
                                                   -----------
(82,298 shares outstanding)

Notes to Schedule of Investments
  (a)   Non-income producing security

                See accompanying Notes to Financial Statements.

Global Growth and Income Fund
[ICON]
SCHEDULE OF INVESTMENTS MARCH 31, 2000

 PRINCIPAL
  AMOUNT                                               VALUE
---------------------------------------------------------------
CONVERTIBLE BONDS (55.4%)
              CAPITAL GOODS - TECHNOLOGY (44.3%)
$   110,000   Acer, Inc.                            $   114,675
              0.000%, 02/01/05
    105,000   Amkor Technology, Inc.(b)                 116,419
              5.000%, 03/15/07
    250,000   ASM Lithography                           297,500
              2.500%, 11/30/04
    140,000   Bell Atlantic (Cable & Wireless)          201,775
              4.250%, 09/15/05
    240,000   Burr Brown Corporation                    266,242
              4.250% 02/15/07
    150,000   Colt Telecommunications                   155,841
              2.000%, 12/16/06
    100,000   Commscope, Inc.(b)                        119,240
              4.000% 12/15/06
     35,000   Comverse Technology                       150,500
              4.500%, 07/01/05
    125,000   Conexant Systems(b)                       113,378
              4.000% , 02/01/07
    105,000   Cypress Semiconductor                     133,582
              4.000%, 02/01/05
    110,000   Delta Electronics, Inc.                   114,262
              0.000% 02/15/05
    250,000   France Telecom                            274,853
              4.125%, 11/29/05
 24,000,000   Internet Initiative
        JPY   1.750%, 03/31/05                          196,913
    120,000   I2 Technologies(b)                        206,351
              5.250%, 12/15/06
    185,000   Juniper Networks                          186,173
              4.750%, 03/15/07
     80,000   Liberty Media(b)                          125,847
              4.000%, 11/15/29
    230,000   LSI Logic                                 284,625
              4.000% 02/15/05
    200,000   Macronix International                    249,000
              1.000%, 02/01/05

 PRINCIPAL
  AMOUNT                                               VALUE
---------------------------------------------------------------
$    60,000   Mail.Com, Inc.(b)                     $    54,767
              7.000%, 02/01/05
    275,000   Merrill Lynch Basket                      309,031
              0.500%, 02/03/05
    175,000   Nextel Communications(b)                  209,148
              5.250%, 01/15/10
    115,000   Science Systems, Inc.                     126,500
              3.000%, 03/15/07
     70,000   Siebel Systems(b)                         185,235
              5.500%, 09/15/06
    280,000   Singapore Telecom                         284,914
              0.000%, 04/02/03
    245,000   Solectron Corporation(b)(c)               164,042
              0.000%, 01/27/19
    130,000   Telefonos De Mexico                       202,637
              4.250%, 06/15/04
    230,000   Triquint Semiconductor(b)                 176,668
              4.000%, 03/01/07
     90,000   US Internet Working, Inc.(b)              219,738
              7.000% 11/01/04
    100,000   Versatel Telecommunications               121,847
              4.000%, 12/17/04
    200,000   Versatel Telecommunications               200,127
              0.000%, 03/30/05
    100,000   Veritas Software                          367,421
              1.856%, 08/13/06
     65,000   Vitesse Semiconductor(b)                   68,250
              4.000%, 03/15/05
                                                    -----------
                                                      5,997,501
              CONSUMER CYCLICAL (2.6%)
    140,000   Interpublic Group of Companies,           142,898
              Inc.(b) 1.870%, 06/01/06
    230,000   Young & Rubicam(b)                        215,913
              3.000%, 01/15/05
                                                    -----------
                                                        358,811

               See accompanying Notes to Schedule of Investments.

[ICON]
SCHEDULE OF INVESTMENTS MARCH 31, 2000

 PRINCIPAL
  AMOUNT                                               VALUE
---------------------------------------------------------------
              CONSUMER GROWTH STAPLES (5.4%)
$    35,000   Clear Channel Communications          $    42,733
              2.625%, 04/01/23
    195,000   Clear Channel Communications              183,195
              1.500%, 12/01/02
    150,000   Costco Whole CP                           184,304
              0.000%, 08/19/17
     50,000   EM.TV Merchandising AG                     50,271
              4.000%, 02/16/05
    250,000   Swatch Group                              275,908
              2.000%, 10/23/02
                                                    -----------
                                                        736,411
              CONSUMER STAPLES (3.1%)
    200,000   Republic of Singapore                     414,690
              (Dev. BK Sing)
              0.000% 02/19/04
                                                    -----------
              TOTAL CONVERTIBLE BONDS                 7,507,413
              (Cost $5,985,444)
 NUMBER OF
  SHARES                                               VALUE
---------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (7.7%)
              CAPITAL GOODS - TECHNOLOGY (2.3%)
        365   Global Crossing(b)                    $    88,752
              7.000%
      1,300   Global Crossing(b)                        145,777
              6.375%
      1,150   Titan Corporation(b)                       69,840
              5.750%
                                                    -----------
                                                        304,369
              CONSUMER CYCLICALS (0.4%)
      1,100   American Classic Voyage                    54,519
              7.000%
              CONSUMER GROWTH STAPLES (0.4%)
      1,300   Biovail Corporation                        60,125
              6.750%
              CONSUMER STAPLES (1.3%)
      3,200   Seagram Company                           177,600
              3.760%

 NUMBER OF
  SHARES                                               VALUE
---------------------------------------------------------------
              UTILITIES (3.3%)
      3,400   AES Corporation Trust III             $   229,500
              6.750%
      4,000   Calpine Trust                             219,500
              5.500%(b)
                                                    -----------
                                                        449,000
                                                    -----------
              TOTAL CONVERTIBLE                       1,045,613
              PREFERRED STOCKS
              (Cost $944,282)
COMMON STOCKS (27.6%)
              CAPITAL GOODS TECHNOLOGY (10.3%)
      1,500   Hitachi Ltd. ADR                          182,812
      2,100   NEC Corporation                           311,719
      1,932   Koninklijke (Philips Electronic)          330,977
      1,514   Qualcomm, Inc.                            226,059
      2,300   Telecom Italia SPA ADR                    349,600
                                                    -----------
                                                      1,401,167
              CONSUMER CYCLICALS (6.7%)
     24,000   Airtours                                  129,566
      5,800   British Air ADR                           311,750
     27,000   Cathay Pacific Airways                    202,850
      4,100   Michelin FGN                              131,676
      4,629   Royal Caribbean Cruises, Ltd.             129,612
                                                    -----------
                                                        905,454
              CONSUMER GROWTH STAPLES (3.3%)
      2,000   EM.TV & Merchandising AG                  164,316
      1,600   Gannett, Inc.                             112,600
    125,000   Village Roadshow, Ltd.                    174,383
                                                    -----------
                                                        451,299
              CONSUMER STAPLES (4.0%)
     33,000   Allied Domecq PLC                         172,898
     50,000   Berisford                                 238,875
     16,814   Diageo PLC                                128,125
                                                    -----------
                                                        539,898

               See accompanying Notes to Schedule of Investments.

[ICON]
SCHEDULE OF INVESTMENTS MARCH 31, 2000

 NUMBER OF
  SHARES                                               VALUE
---------------------------------------------------------------
              FINANCIAL (3.3%)
     41,000   Mitsui Marine and Fire Insurance      $   184,467
              Company
      2,700   MGIC Investment Corporation               117,787
     28,000   Sumitomo Marine and Fire Insurance        141,792
              Company
                                                    -----------
                                                        444,046
                                                    -----------
              TOTAL COMMON STOCKS                     3,741,864
              (Cost $2,905,652)
 NUMBER OF
 CONTRACTS                                             VALUE
---------------------------------------------------------------
CALL OPTIONS (.7%)
              CAPITAL GOODS - TECHNOLOGY (.5%)
          5   Adobe Corporation(a)                       32,250
              LEAPS Expiration 01/19/02
              Strike 60
          5   C-Cube(a)                                  10,750
              LEAPS Expiration 01/19/02
              Strike 90
         15   Compaq(a)                                  12,000
              LEAPS Expiration 01/19/02
              Strike 30
         15   Sybase(a)                                  12,000
              LEAPS Expiration 01/19/02
              Strike 20
                                                    -----------
                                                         67,000
              CONSUMER GROWTH STAPLES (.2%)
         10   Chiron Corporation(a)                      20,751
              LEAPS Expiration 01/19/02
              Strike 50
                                                    -----------
              TOTAL CALL OPTIONS                         87,751
              (Cost $73,438)

 NUMBER OF
  SHARES                                               VALUE
---------------------------------------------------------------
WARRANTS (.6%)
              CONSUMER GROWTH STAPLES (.6%)
      2,871   News Corporation, Ltd.(a)             $    81,824
                                                    -----------
              TOTAL WARRANTS                             81,824
              (Cost $19,523)
 PRINCIPAL
  AMOUNT                                               VALUE
---------------------------------------------------------------
U.S. GOVERNMENT SECURITIES (2.7%)
$ 1,125,000   United States Strips Interest Coupon      364,163
              0.000%, 11/15/18
                                                    -----------
              TOTAL U.S. GOVERNMENT SECURITIES          364,163
              (Cost $361,428)
                                                    -----------
TOTAL INVESTMENTS (94.7%)                            12,828,628
(Cost $10,289,767)
U.S. DOLLAR CASH DEPOSITS WITH                          690,776
CUSTODIAN (INTEREST BEARING) (5.1%)
OTHER ASSETS, LESS LIABILITIES (0.2%)                    98,455
                                                    -----------
NET ASSETS (100.0%)                                 $13,617,859
                                                    -----------
NET ASSET VALUE PER SHARE - CLASS A                 $      9.24
                                                    -----------
                    (1,246,163 shares outstanding)
NET ASSET VALUE PER SHARE - CLASS C                 $      9.14
                                                    -----------
                      (154,247 shares outstanding)
NET ASSET VALUE PER SHARE - CLASS I                 $      9.24
                                                    -----------
                       (74,562 shares outstanding)

Notes to Schedule of Investments
  (a)   Non-income producing security
  (b) Rule 144A security - Private placement securities issued under Rule 144A are exempt from the registration requirements of the Securities Act of 1933. These securities generally are issued to qualified institutional buyers, such as the Funds, and any resale by the Funds must be an exempt transaction, normally to other qualified institutional investors.
  (c)   LYON - Liquid Yield Option Note

                See accompanying Notes to Financial Statements.

High Yield Fund
[ICON]
SCHEDULE OF INVESTMENTS MARCH 31, 2000

PRINCIPAL
 AMOUNT                                            VALUE
----------------------------------------------------------
CORPORATE BONDS (52.6%)
            CAPITAL GOODS - TECHNOLOGY (14.8%)
 $20,000    Exodus Communications, Inc.           $ 20,100
            11.250%, 07/01/08
  20,000    Global Crossing                         19,300
            9.125%, 11/15/06
  20,000    Globalstar LP                            7,400
            11.250%, 06/15/04
  20,000    Metromedia Fiber                        19,200
            10.000%, 11/15/08
  20,000    Nextlink Communications                 19,650
            10.750%, 11/15/08
  20,000    Unisys Corporation                      21,700
            11.750%, 10/15/04
                                                  --------
                                                   107,350
            CONSUMER CYCLICAL (18.3%)
  20,000    Ameristar Casino                        19,800
            10.500%, 08/01/04
  20,000    Aztar Corporation                       18,300
            8.875%, 05/15/07
  12,000    Mandalay Resort (Circus Circus)         11,400
            9.250%, 12/01/05
  20,000    MGM Grand, Inc.                         17,605
            6.875%, 02/06/05
  20,000    Michaels Stores                         20,900
            10.875%, 06/15/06
  15,000    Northwest Air                           13,137
            7.625%, 03/15/05
  20,000    Salton, Inc.                            20,100
            10.750%, 12/15/05
  12,000    Station Casinos                         11,850
            9.750%, 04/15/07
                                                  --------
                                                   133,092
            CONSUMER GROWTH STAPLES (11.2%)
  20,000    Domtar, Inc.                            20,500
            8.750%, 08/01/06
  13,000    Gaylord Container                       11,570
            9.375%, 06/15/07

PRINCIPAL
 AMOUNT                                            VALUE
----------------------------------------------------------
 $14,000    Medpartners Inc.                      $ 11,410
            7.375%, 10/01/06
  20,000    Pope & Talbot                           18,389
            8.375%, 06/01/13
  20,000    Price Communications Corporation        19,900
            9.125%, 12/15/06
                                                  --------
                                                    81,769
            CONSUMER STAPLES (2.7%)
  20,000    Fleming Cos, Inc.                       19,900
            10.625%, 12/15/01
            CREDIT CYCLICALS (3.7%)
  13,000    Beazer Homes                            11,050
            8.875%, 04/01/08
  20,000    Engle Homes, Inc.                       16,100
            9.250%, 02/01/08
                                                  --------
                                                    27,150
            UTILITIES (1.9%)
  15,000    Calpine Corporation                     13,725
            7.750%, 04/15/09
                                                  --------
            TOTAL CORPORATE BONDS                  382,986
            (Cost $403,771)
                       CONVERTIBLE BONDS (23.2%)
            BASIC INDUSTRIES (2.3%)
  20,000    Inco, Ltd.                              17,075
            7.750%, 03/15/16
            CAPITAL GOODS -- INDUSTRIAL (5.0%)
  20,000    Interim Services                        16,124
            4.500%, 06/01/05
  25,000    Speedfam Intl                           20,219
            6.250%, 09/15/04
                                                  --------
                                                    36,343
            CAPITAL GOODS - TECHNOLOGY (5.1%)
  25,000    Checkpoint Systems                      16,836
            5.250%, 11/01/05
  20,000    Systems & Computer Technology           20,000
            5.000%, 10/15/04
                                                  --------
                                                    36,836
            CONSUMER GROWTH STAPLES (3.0%)
  25,000    Medical Care                            21,629
            6.750%, 10/01/06

[ICON]
SCHEDULE OF INVESTMENTS MARCH 31, 2000

PRINCIPAL
 AMOUNT                                            VALUE
----------------------------------------------------------
            CONSUMER CYCLICAL (4.9%)
 $20,000    Genesco, Inc.                         $ 17,044
            5.500%, 04/15/05
  24,000    Hilton Hotels                           18,360
            5.000%, 05/15/06
                                                  --------
                                                    35,404
            CREDIT CYCLICALS (2.9%)
  50,000    Lennar Corporation                      21,454
            0.000%, 07/29/18
                                                  --------
            TOTAL CONVERTIBLE BONDS                168,741
            (Cost $170,649)
NUMBER OF
 SHARES                                            VALUE
----------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (4.5%)
            ENERGY (2.0%)
     500    Western Gas Resources                   14,407
            2.625%

NUMBER OF
 SHARES                                            VALUE
----------------------------------------------------------
            FINANCIAL (2.5%)
     590    Host Marriott (Quips)                 $ 18,437
            6.750%
                                                  --------
            TOTAL CONVERTIBLE                       32,844
            PREFERRED STOCKS
                                                  --------
            (Cost $36,152)
                       TOTAL INVESTMENTS (80.3%)   584,571
                                 (Cost $610,572)

                  U.S. DOLLAR CASH DEPOSITS WITH   145,631
                    CUSTODIAN (INTEREST BEARING)
                                         (20.0%)

          LIABILITIES, LESS OTHER ASSETS (-0.3%)    (1,948)
                                                  --------
                             NET ASSETS (100.0%)  $728,254
                                                  --------

            NET ASSETS VALUE PER SHARE - CLASS A  $   9.53
                                                  --------
                     (76,445 shares outstanding)

                See accompanying Notes to Financial Statements.

Statement of Assets and Liabilities

MARCH 31, 2000

                                                                GROWTH AND     MARKET                  GLOBAL GROWTH
                                                 CONVERTIBLE      INCOME      NEUTRAL       GROWTH      AND INCOME     HIGH YIELD
                                                     FUND          FUND         FUND         FUND          FUND           FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $155,743,709,
 $40,011,015 $12,029,330, $31,905,670,
 $10,289,767, $610,572, respectively)            $189,117,602   51,527,227   12,034,988   46,022,082    12,828,628      584,571
Cash with custodian (interest bearing)              8,255,009    3,142,936    7,195,621    2,632,910       690,776      145,631
Foreign currency (cost $63,209, $192,340,
 respectively)                                         62,241           --           --           --       191,510           --
Net unrealized appreciation on forward foreign
 currency contracts                                        --           --           --           --       109,330           --
Accrued interest and dividends receivable             979,039      283,751       71,176       11,074        41,901       16,483
Receivable for investments sold                        34,964           --      932,898    1,630,011            --           --
Receivable for Fund shares sold                     1,948,939    1,028,140      167,288    1,643,370       219,441          627
Prepaid expenses                                        5,053           --       17,313           --            --           --
Due from adviser                                           --           --       44,486       44,607        66,901       24,450
                                                                    -------------------------------------------------------------
       Total Assets                              $200,402,847   55,982,054   20,463,770   51,984,054    14,148,487      771,762
                                                                    -------------------------------------------------------------
LIABILITIES AND NET ASSETS
Common stocks sold short, at value (proceeds
 $5,278,897)                                               --           --    5,296,715           --            --           --
Net unrealized depreciation on forward foreign
 currency contracts                                    49,455           --           --           --            --           --
Payable for investments purchased                   2,831,127           --      624,548    1,375,425       480,845           --
Payable for Fund shares redeemed                      223,784        2,917       56,385      312,949            --           --
Payable to investment adviser                         105,463       35,560        8,040       43,157        11,328          466
Accounts payable and accrued liabilities                6,752        5,615       42,413       99,991        32,484       42,516
Payable to distributor                                 91,174       25,449        5,426       22,225         5,971          526
                                                                    -------------------------------------------------------------
       Total Liabilities                            3,307,755       69,541    6,033,527    1,853,747       530,628       43,508
                                                                    -------------------------------------------------------------
NET ASSETS                                       $197,095,092   55,912,513   14,430,243   50,130,307    13,617,859      728,254
                                                                    -------------------------------------------------------------
ANALYSIS OF NET ASSETS
Excess of amounts received from issuance of
 shares over amounts paid on redemptions of
 shares on account of capital                    $138,470,694   37,411,704   13,757,017   25,695,706     9,273,505      762,711
Undistributed net investment income                   174,974      143,763        3,245           --       119,210          844
Accumulated net realized gain (loss) on
 investments                                       25,200,876    6,840,834      682,141   10,318,189     1,584,008       (9,300)
Net unrealized appreciation (depreciation)         33,248,548   11,516,212      (12,160)  14,116,412     2,641,136      (26,001)
                                                                    -------------------------------------------------------------
NET ASSETS                                       $197,095,092   55,912,513   14,430,243   50,130,307    13,617,859      728,254
                                                                    -------------------------------------------------------------
CLASS A SHARES
Net Assets Applicable to Shares Outstanding      $100,589,413   45,439,793   14,223,685   40,102,380    11,519,643      728,254
Shares Outstanding                                  4,424,241    1,606,406    1,093,762      832,529     1,246,163       76,445
Net Asset Value and Redemption Price Per Share   $      22.74        28.29        13.00        48.17          9.24         9.53
                                                                    -------------------------------------------------------------
Maximum Offering Price Per Share (Net asset
 value, plus 4.99% of net asset value or 4.75%
 of offering price)                              $      23.87        29.70        13.65        50.57          9.70        10.01
                                                                    -------------------------------------------------------------
CLASS C SHARES
Net Assets Applicable to Shares Outstanding      $ 58,678,896    7,301,765      206,558    6,017,328     1,409,411          N/A
Shares Outstanding                                  2,593,755      260,906       15,877      127,603       154,247          N/A
Net Asset Value and Redemption Price Per Share   $      22.62        27.99        13.01        47.16          9.14          N/A
                                                                    -------------------------------------------------------------
CLASS I SHARES
Net Assets Applicable to Shares Outstanding        37,826,783    3,170,955          N/A    4,010,599       688,805          N/A
Shares Outstanding                                  1,657,542      111,514          N/A       82,298        74,562          N/A
Net Asset Value and Redemption Price Per Share   $      22.82        28.44          N/A        48.73          9.24          N/A
                                                                    -------------------------------------------------------------

                See accompanying Notes to Financial Statements.

Statement of Operations

YEAR ENDED MARCH 31, 2000

                                                                                                         GLOBAL
                                                                   GROWTH AND   MARKET                 GROWTH AND
                                                     CONVERTIBLE     INCOME     NEUTRAL     GROWTH       INCOME     HIGH YIELD
                                                        FUND          FUND       FUND        FUND         FUND        FUND*
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                             $ 3,556,985     817,788    227,683       60,490     147,995      31,580
Dividends                                              1,862,786     365,480     61,312       15,400      98,282       1,980
                                                     -------------------------------------------------------------------------
   Total Investment Income                             5,419,771   1,183,268    288,995       75,890     246,277      33,560
                                                     -------------------------------------------------------------------------

EXPENSES
Investment advisory fees                               1,083,224     255,587     36,808      246,083      95,492       3,189
Distribution fees                                        764,245     180,210     24,612      120,179      49,925       2,126
Transfer agent fees                                       70,000      45,000     26,000       54,966      43,000      10,000
Accounting fees                                           76,417      35,000     32,370       45,000      44,000      14,000
Custodian fees                                            27,378       5,000      5,000       25,539      26,314       1,700
Trustees' fees                                             5,600       5,600      5,600        5,600       5,600       4,000
Registration fees                                         32,356      20,000     17,000       38,000      18,000       2,000
Audit and legal fees                                      28,000      23,000     22,000       28,000      22,000      16,899
Other                                                     22,379       4,048      6,114       21,000       5,000       2,000
                                                     -------------------------------------------------------------------------
   Total Expenses                                      2,109,599     573,445    175,504      584,367     309,331      55,914
   Less Expense Reimbursement                                 --          --     73,826       87,539     111,367      47,409
                                                     -------------------------------------------------------------------------
   Net Expenses                                        2,109,599     573,445    101,678      496,828     197,964       8,505
                                                     -------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                           3,310,172     609,823    187,317     (420,938)     48,313      25,055
                                                          --------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments, (including
  options) and forward foreign currency contracts     28,016,377   7,349,217    731,257   12,604,159   1,807,932      (9,300)
Change in net unrealized appreciation on
  investments, (including options) and forward
  foreign currency contracts                          17,371,776   8,559,620    (68,318)  10,267,503   1,558,362     (26,001)
                                                     -------------------------------------------------------------------------
NET GAIN (LOSS) ON INVESTMENTS                        45,388,153   15,908,837   662,939   22,871,662   3,366,294     (35,301)
                                                     -------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $48,698,325   16,518,660   850,256   22,450,724   3,414,607     (10,246)
                                                          --------------------------------------------------------------------

* The High Yield Fund commenced operations on August 1, 1999.

                See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets

YEARS ENDED MARCH 31, 2000 AND MARCH 31, 1999

                                                                       GROWTH AND              MARKET NEUTRAL
                                         CONVERTIBLE FUND              INCOME FUND                  FUND
                                    -----------------------------------------------------------------------------
                                        2000          1999          2000         1999         2000        1999
-----------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)        $  3,310,172     3,276,521      609,823      435,251      187,317      48,564
Net realized gain (loss) on
  investments (including options)
  and forward foreign currency
  contracts                           28,016,377     4,358,710    7,349,217      900,317      731,257     108,678
Change in unrealized
  appreciation/depreciation on
  investments (including options)
  and forward currency contracts      17,371,776    (3,186,023)   8,559,620       91,274      (68,318)    (26,015)
                                    -----------------------------------------------------------------------------
Increase (decrease) in net assets
  resulting from operations           48,698,325     4,449,208   16,518,660    1,426,842      850,256     131,227
                                    -----------------------------------------------------------------------------

DISTRIBUTIONS TO
  SHAREHOLDERS
Net investment income                 (3,401,091)   (3,115,139)    (584,233)    (432,108)    (184,175)    (48,568)
Net realized gains                    (2,772,261)   (3,004,579)    (433,453)  (1,230,405)     (88,438)   (115,218)
                                    -----------------------------------------------------------------------------
Total distributions                   (6,173,352)   (6,119,718)  (1,017,686)  (1,662,513)    (272,613)   (163,786)
                                    -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL SHARE TRANSACTIONS     21,546,703    22,227,638   16,779,348    7,532,355   11,763,448     998,473
                                    -----------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                              64,071,676    20,557,128   32,280,322    7,296,684   12,341,091     965,914

NET ASSETS
Beginning of year                    133,023,416   112,466,288   23,632,191   16,335,507    2,089,152   1,123,238
                                    -----------------------------------------------------------------------------
End of year                         $197,095,092   133,023,416   55,912,513   23,632,191   14,430,243   2,089,152
                                    -----------------------------------------------------------------------------
Undistributed net investment
  income                            $    174,974       265,893      143,763      118,173        3,245         103

                                                                GLOBAL GROWTH AND      HIGH YIELD
                                          GROWTH FUND              INCOME FUND            FUND
                                    -------------------------------------------------------------
                                       2000         1999         2000        1999        2000*
----------------------------------
OPERATIONS
Net investment income (loss)          (420,938)    (188,955)      48,313      94,109     25,055
Net realized gain (loss) on
  investments (including options)
  and forward foreign currency
  contracts                         12,604,159      723,739    1,807,932     448,201     (9,300)
Change in unrealized
  appreciation/depreciation on
  investments (including options)
  and forward currency contracts    10,267,503    1,667,569    1,558,362    (212,532)   (26,001)
                                    -------------------------------------------------------------
Increase (decrease) in net assets
  resulting from operations         22,450,724    2,202,353    3,414,607     329,778    (10,246)
                                    -------------------------------------------------------------
DISTRIBUTIONS TO
  SHAREHOLDERS
Net investment income                       --           --      (47,872)   (147,631)   (24,211)
Net realized gains                  (2,395,194)          --     (169,720)   (149,906)        --
                                    -------------------------------------------------------------
Total distributions                 (2,395,194)          --     (217,592)   (297,537)   (24,211)
                                    -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL SHARE TRANSACTIONS   14,421,942    1,527,126    2,761,295     819,774    762,701
                                    -------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                            34,477,472    3,729,479    5,958,310     852,015    728,244
NET ASSETS
Beginning of year                   15,652,835   11,923,356    7,659,549   6,807,534         10
                                    -------------------------------------------------------------
End of year                         50,130,307   15,652,835   13,617,859   7,659,549    728,254
                                    -------------------------------------------------------------
Undistributed net investment
  income                                    --           --      119,210      51,561        844

*The High Yield Fund commenced operations on August 1, 1999.

                See accompanying Notes to Financial Statements.

Notes to Financial Statements

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization - CALAMOS INVESTMENT TRUST, a Massachusetts business trust organized December 21, 1987 (the "Trust"), consists of six series, CALAMOS Convertible Fund, CALAMOS Growth and Income Fund, CALAMOS Market Neutral Fund (formerly known as Strategic Income Fund), CALAMOS Growth Fund, CALAMOS Global Growth and Income Fund, and CALAMOS High Yield Fund. The Trust currently offers Class A, Class C and Class I shares of each of the six series of the Trust.

Portfolio Valuation - Investments are stated at value. Securities for which quotations are readily available are valued at the last available sales price on the exchange or market on which they are principally traded, or lacking any sales, at the mean of the most recently quoted bid and asked prices. Securities and other assets for which market quotations are not readily available are valued at fair value determined in good faith by or under the direction of the Trust's Board of Trustees. Forward currency contracts are valued using forward currency exchange rates available from a quotation service.

Investment Transactions and Investment Income - Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes amortization of original issue discount and market discount. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available.

Foreign Currency Translation - Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transaction. Realized foreign exchange losses of $43,556 and unrealized foreign exchange losses of $125,344 incurred by the Convertible Fund and realized foreign exchange gains of $189,173 and unrealized foreign exchange gains of $102,275 incurred by the Global Growth and Income Fund are included as a component of net realized gains(losses) on investments (including options) and forward foreign currency contracts and change in net unrealized appreciation and depreciation on investments (including options) and forward foreign currency contracts, respectively.

Federal Income Taxes - No provision has been made for Federal income taxes since each Fund elected to be taxed as a "regulated investment company" and has made such distributions to shareholders as to be relieved of all Federal income taxes.

Dividends - Dividends payable to shareholders are recorded by the Funds on the ex-dividend date. Income and capital gain dividends are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions.

Allocation of Expenses between Classes - Expenses arising in connection with a specific class of shares are allocated directly. All other expenses are allocated pro rata based on relative net assets.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

NOTE 2 - INVESTMENT ADVISER AND TRANSACTION WITH AFFILIATES

Pursuant to an investment advisory agreement with CALAMOS ASSET MANAGEMENT, INC. ("CAM"), each Fund pays a monthly investment advisory fee based on the average daily net assets of each Fund, computed as follows: The Convertible Fund, Growth and Income Fund and Market Neutral Fund fees are at the annual rate of 0.75% of the first $150 million of the Fund's average daily net assets and 0.50% of the Fund's average daily net assets in excess of $150 million. The Growth Fund fees are at the annual rate of 1.00% of the first $150 million of average daily net assets and 0.75% of the Fund's average daily net assets in excess of $150 million. The Global Growth and Income Fund and High Yield Fund fees are at the annual rate of 1.00% and .75%, respectively of each Fund's average daily net assets.

CAM has voluntarily undertaken to limit normal operating expenses of each Fund to 2% of average daily net assets for Class A shares, 2.5% of average daily net assets for Class C shares, and 1.5% of average daily net assets for Class I shares through August 31, 2000. For the year ended March 31, 2000, CAM waived or absorbed expenses of $73,826, $87,539, $111,367, and $47,409, for the Market Neutral Fund, Growth Fund, Global Growth and Income Fund and High Yield Fund, respectively.

As distributor, CALAMOS FINANCIAL SERVICES, INC. ("CFS") assumed all expenses of personnel, office space, office facilities and equipment incidental to such service. Each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 whereby the Fund pays to CFS an annual service fee of 0.25% and an annual distribution fee of 0.25% of the average daily net assets of the Fund's Class A shares and an annual service fee of 0.25% and an annual distribution fee of 0.75% of the average daily net assets of the Fund's Class C shares.

CFS also receives a sales commission on certain sales of each Fund's Class A shares. During the year ended March 31, 2000, CFS received commissions of $5,669, $2,007, $460, $5,214 and $490 from the sale of shares of Convertible Fund, Growth and Income Fund, Market Neutral Fund, Growth Fund, and Global Growth and Income Fund, respectively.

Certain portfolio transactions for the Funds have been executed through CFS as broker, consistent with the Fund's policy of obtaining best price and execution. During the year ended March 31, 2000, the Convertible Fund, Growth and Income Fund, Market Neutral Fund, Growth Fund, Global Growth and Income Fund, and High Yield Fund paid brokerage commissions to CFS on purchases and sales of portfolio securities in the amount of $22,444, $6,554, $5,418, $53,342, $2,014 and $30, respectively.

Certain officers and trustees of the Trust are also officers and directors of CFS and CAM. All officers and affiliated trustees serve without direct compensation from the Trust.

NOTE 3 - INVESTMENTS

Purchases and sales of investments, other than short-term obligations by the Funds for the year ended March 31, 2000, were as follows:

                                                           GROWTH AND       MARKET                      GLOBAL GROWTH      HIGH
                                           CONVERTIBLE       INCOME         NEUTRAL        GROWTH        AND INCOME       YIELD
                                               FUND           FUND           FUND           FUND            FUND           FUND
---------------------------------------------------------------------------------------------------------------------------------
Purchases                                  $144,305,755    $50,807,244    $20,118,335    $49,468,490     $10,572,681     $623,857
Proceeds from sales                         131,396,497    37,866,814      12,107,609     41,097,914       7,836,696        7,000

The following information is based on the cost basis of investments for Federal income tax purposes at March 31, 2000.

                                                           GROWTH AND       MARKET                      GLOBAL GROWTH      HIGH
                                           CONVERTIBLE       INCOME         NEUTRAL        GROWTH        AND INCOME       YIELD
                                               FUND           FUND           FUND           FUND            FUND           FUND
---------------------------------------------------------------------------------------------------------------------------------
Cost basis of investments                  $155,743,709    $40,011,015    $12,029,330    $31,905,670     $10,289,767     $610,572
Gross unrealized appreciation                39,372,641    13,022,286         588,219     15,452,350       2,953,786        6,631
Gross unrealized depreciation                 5,998,748     1,506,074         582,561      1,335,938         414,925       32,632
Net unrealized appreciation
  (depreciation)                             33,373,893    11,516,212           5,658     14,116,412       2,538,861      (26,001)

NOTE 4 - SHORT SALES

Securities sold short represent obligations to purchase the securities at a future date at then prevailing prices. The transactions result in off-balance-sheet risk i.e., the risk that the ultimate obligation may exceed the amount shown in the accompanying statement of assets and liabilities. To the extent a Fund owns equivalent securities, the off-balance-sheet risk is offset. During the year ended March 31, 2000, the Market Neutral Fund incurred net losses of $1,341,871 on short sales that were classified as net realized losses on investments. No other Fund engaged in short sales during the year ended March 31, 2000.

NOTE 5 - FORWARD FOREIGN CURRENCY CONTRACTS

Each Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into foreign currency contacts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward exchange rates and an unrealized gain or loss is recorded. The Fund realizes a gain or loss upon settlement of the contracts. The statement of operations reflects net unrealized gains and losses on these contracts. The counterparty to all forward foreign currency contracts at March 31, 2000 was a multinational bank.

As of March 31, 2000, the Convertible Fund had the following open forward foreign currency contracts:

                                                                 FOREIGN
                                                                SETTLEMENT       LOCAL        CURRENT      UNREALIZED
                                                                   DATE        CURRENCY        VALUE       GAIN(LOSS)
---------------------------------------------------------------------------------------------------------------------
Japanese Yen                                                      4/27/00     240,000,000    $2,349,099     $(49,455)

As of March 31, 2000, the Global Growth and Income Fund had the following open forward foreign currency contracts:

                                                                SETTLEMENT      LOCAL        CURRENT      UNREALIZED
                                                                   DATE        CURRENCY       VALUE       GAIN(LOSS)
--------------------------------------------------------------------------------------------------------------------
Swiss Francs                                                      4/27/00        350,000    $  211,095     $  8,810
Euros                                                             4/27/00      1,650,000     1,582,844       82,171
Japanese Yen                                                      4/27/00     73,000,000       714,517      (12,547)
British Pound Sterling                                            4/27/00        575,000       915,814       30,497
Hong Kong Dollars                                                 4/27/00      1,450,000       186,244          399
                                                                                                           --------
                                                                                                            109,330

NOTE 6 - INTEREST BEARING CASH DEPOSIT WITH CUSTODIAN

Each Fund earns interest on its average daily balance deposited with its custodian at a rate equal to the current Federal Reserve federal funds rate. During the year ended March 31, 2000, the Convertible Fund, Growth and Income Fund, Market Neutral Fund, Growth Fund, Global Growth and Income Fund, and High Yield Fund earned $191,688, $60,463, $78,364, $60,491, $10,977 and $6,305,
respectively.

NOTE 7 - CAPITAL SHARE TRANSACTIONS

The following table summarizes the activity in capital shares of the Funds:

                                                 CONVERTIBLE                     GROWTH AND                   MARKET NEUTRAL
YEAR ENDED MARCH 31, 2000                            FUND                        INCOME FUND                       FUND
---------------------------------------------------------------------------------------------------------------------------------
                                           SHARES          DOLLARS         SHARES         DOLLARS        SHARES         DOLLARS
A SHARES                                  ---------------------------------------------------------------------------------------
Shares sold                               1,257,875      $26,044,620       707,386      $17,370,600      969,693      $12,227,906
Shares issued in reinvestment of
  distributions                              96,867        1,945,254        27,063          633,229       20,292          252,854
Less shares redeemed                       (865,470)     (16,585,671)     (169,567)      (3,888,898)     (74,476)        (923,311)
                                                        -------------------------------------------------------------------------
Increase(Decrease)                          489,272      $11,404,203       564,882      $14,114,931      915,509      $11,557,449
                                                        -------------------------------------------------------------------------
C SHARES                                   SHARES          DOLLARS         SHARES         DOLLARS        SHARES         DOLLARS
                                                        -------------------------------------------------------------------------
Shares sold                               1,189,057      $24,387,823       130,299      $ 2,979,756       15,813      $   205,167
Shares issued in reinvestment of
  distributions                              19,114          387,724           880           20,623           64              832
Less shares redeemed                       (420,849)      (7,929,368)      (18,397)        (417,786)          --               --
                                                        -------------------------------------------------------------------------
Increase(Decrease)                          787,322      $16,846,179       112,782      $ 2,582,593       15,877      $   205,999
                                                        -------------------------------------------------------------------------
I SHARES                                   SHARES          DOLLARS         SHARES         DOLLARS        SHARES         DOLLARS
                                                        -------------------------------------------------------------------------
Shares sold                                 198,775      $ 3,951,561            --               --           --               --
Shares issued in reinvestment of
  distributions                               5,086          102,853         3,543      $    81,824           --               --
Less shares redeemed                       (563,920)     (10,758,093)           --               --           --               --
                                                        -------------------------------------------------------------------------
Increase(Decrease)                         (360,059)     $(6,703,679)        3,543      $    81,824           --               --
                                                        -------------------------------------------------------------------------

                                                                 GROWTH                  GLOBAL GROWTH             HIGH YIELD
YEAR ENDED MARCH 31, 2000                                         FUND                  AND INCOME FUND               FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                          SHARES       DOLLARS       SHARES       DOLLARS      SHARES    DOLLARS
A SHARES                                                 ------------------------------------------------------------------------
Shares sold                                               499,669    $19,106,372     598,682    $ 5,047,295    75,372    $752,488
Shares issued in reinvestment of distributions             50,747      1,761,938      20,315        172,456    2,506       24,211
Less shares redeemed                                     (294,312)   (10,682,269)   (347,546)    (2,812,776)   (1,434)    (13,998)
                                                                 ----------------------------------------------------------------
Increase(Decrease)                                        256,104    $10,186,041     271,451    $ 2,406,975    76,444    $762,701
                                                                 ----------------------------------------------------------------
C SHARES                                                  SHARES       DOLLARS       SHARES       DOLLARS      SHARES    DOLLARS
                                                                 ----------------------------------------------------------------
Shares sold                                               120,704    $ 4,223,040      44,999    $   355,883       --           --
Shares issued in reinvestment of distributions                129          4,385       1,460         12,556       --           --
Less shares redeemed                                       (6,504)      (228,316)     (3,229)       (27,826)      --           --
                                                                 ----------------------------------------------------------------
Increase(Decrease)                                        114,329    $ 3,999,109      43,230    $   340,613       --           --
                                                                 ----------------------------------------------------------------
I SHARES                                                  SHARES       DOLLARS       SHARES       DOLLARS      SHARES    DOLLARS
                                                                 ----------------------------------------------------------------
Shares sold                                                    --             --          --             --       --           --
Shares issued in reinvestment of distributions              6,743    $   236,792       1,640    $    13,707       --           --
Less shares redeemed                                           --             --          --             --       --           --
                                                                 ----------------------------------------------------------------
Increase(Decrease)                                          6,743    $   236,792       1,640    $    13,707       --           --
                                                                 ----------------------------------------------------------------

                                             CONVERTIBLE                        GROWTH AND                    MARKET NEUTRAL
YEAR ENDED MARCH 31, 1999                        FUND                          INCOME FUND                         FUND
---------------------------------------------------------------------------------------------------------------------------------
                                      SHARES           DOLLARS           SHARES          DOLLARS         SHARES         DOLLARS
A SHARES                             --------------------------------------------------------------------------------------------
Shares sold                          1,251,894       $ 21,115,430        421,294       $ 7,535,966       106,703       $1,269,722
Shares issued in reinvestment of
  distributions                        117,572          1,924,088         64,677         1,126,161       12,957           149,582
Less shares redeemed                  (999,737)       (16,673,704)      (149,988)       (2,625,432)      (35,744)        (420,831)
                                     ----------------------------------------------------------------------------------
Increase(Decrease)                     369,729       $  6,365,814        335,983       $ 6,036,695       83,916        $  998,473
                                     ----------------------------------------------------------------------------------
C SHARES
                                     ----------------------------------------------------------------------------------
Shares sold                          1,266,994       $ 21,222,195         98,923       $ 1,777,306           --                --
Shares issued in reinvestment of
  distributions                         12,808            209,318          2,224            38,338           --                --
Less shares redeemed                  (299,718)        (5,033,144)       (27,639)         (480,801)          --                --
                                     ----------------------------------------------------------------------------------
Increase(Decrease)                     980,084       $ 16,398,369         73,508       $ 1,334,843           --                --
                                     ----------------------------------------------------------------------------------
I SHARES
                                     ----------------------------------------------------------------------------------
Shares sold                            358,145       $  6,091,643             --                --           --                --
Shares issued in reinvestment of
  distributions                          5,072             83,302          9,210       $   160,817           --                --
Less shares redeemed                  (403,644)        (6,711,490)            --                --           --                --
                                     ----------------------------------------------------------------------------------
Increase(Decrease)                     (40,427)      $   (536,545)         9,210       $   160,817           --                --
                                     ----------------------------------------------------------------------------------

                                                  GROWTH               GLOBAL GROWTH
       YEAR ENDED MARCH 31, 1999                   FUND               AND INCOME FUND
----------------------------------------------------------------------------------------
                                           SHARES      DOLLARS      SHARES     DOLLARS
A SHARES                                   ---------------------------------------------
Shares sold                                120,475   $ 2,391,213    191,523   $1,251,757
Shares issued in reinvestment of
  distributions                                --             --     38,747      240,982
Less shares redeemed                       (61,207)   (1,118,636)  (120,730)    (745,913)
                                           ---------------------------------------------
Increase(Decrease)                         59,268    $ 1,272,577    109,540   $  746,826
                                           ---------------------------------------------
C SHARES
                                           ---------------------------------------------
Shares sold                                13,372    $   291,295     18,675   $  122,276
Shares issued in reinvestment of
  distributions                                --             --      2,261       13,933
Less shares redeemed                       (2,181)       (46,746)   (12,715)     (82,580)
                                           ---------------------------------------------
Increase(Decrease)                         11,191    $   244,549      8,221   $   53,629
                                           ---------------------------------------------
I SHARES
                                           ---------------------------------------------
Shares sold                                   586    $    10,000         --           --
Shares issued in reinvestment of
  distributions                                --             --      3,112   $   19,319
Less shares redeemed                           --             --         --           --
                                           ---------------------------------------------
Increase(Decrease)                            586    $    10,000      3,112   $   19,319
                                           ---------------------------------------------

ABBREVIATIONS

ADRS:  American Depository Receipts  CUM:   Cumulative       EXCH:    Exchangeable
ADSS:  American Depository Shares    DEB:   Debenture        NONCUM:  Noncumulative
CONV.: Convertible                   DEP.:  Depository       PREF.:   Preferred
                                     EURO.: Eurobond         SUB.:    Subordinated

FOREIGN CURRENCY ABBREVIATIONS:

GBP:   British Pound Sterling        CAD:   Canadian Dollar  JPY:     Japanese Yen
FRF:   French Franc                  CHF:   Swiss Franc      DEM:     German Mark

Financial Highlights
CALAMOS Convertible Fund
[ICON]

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                CLASS A                                  CLASS C
                                            ------------------------------------------------   ---------------------------

                                                          YEAR ENDED MARCH 31,                    YEAR ENDED MARCH 31,
                                            ------------------------------------------------------------------------------
                                              2000      1999      1998      1997      1996      2000      1999      1998
                                            ------------------------------------------------------------------------------
Net asset value, beginning of period        $  17.14   $ 17.43   $ 14.68   $ 14.49   $ 12.41   $ 17.07   $ 17.38   $ 14.63
Income from investment operations:
 Net investment income                          0.43      0.41      0.49      0.36      0.40      0.35      0.31      0.40
 Net realized and unrealized gain (loss)
   on investments                               5.98      0.09      3.92      1.39      3.06      5.93      0.11      3.92
                                            ------------------------------------------------------------------------------
   Total from investment operations             6.41      0.50      4.41      1.75      3.46      6.28      0.42      4.32
                                            ------------------------------------------------------------------------------
Less distributions:
 Dividends from net investment income          (0.44)    (0.41)    (0.61)    (0.45)    (0.31)    (0.36)    (0.35)    (0.52)
 Dividends from net realized capital gains     (0.37)    (0.38)    (0.95)    (1.11)    (1.07)    (0.37)    (0.38)    (0.95)
 Distributions paid from capital                  --        --     (0.10)       --        --                  --     (0.10)
                                            ------------------------------------------------------------------------------
   Total distributions                         (0.81)    (0.79)    (1.66)    (1.56)    (1.38)    (0.73)    (0.73)    (1.57)
                                            ------------------------------------------------------------------------------
Net asset value, end of period              $  22.74   $ 17.14   $ 17.43   $ 14.68   $ 14.49   $ 22.62   $ 17.07   $ 17.38
                                            ------------------------------------------------------------------------------
Total Return (a)                               38.1%      3.2%     31.4%     12.9%     28.8%     37.4%      2.7%     30.8%
Ratios and supplemental data:
 Net assets, end of period (000)            $100,589   $67,456   $62,157   $35,950   $24,460   $58,679   $30,843   $14,358
 Ratio of expenses to average net assets*       1.4%      1.4%      1.4%      1.5%      1.5%      1.9%      1.9%      2.0%
 Ratio of net investment income to average
   net assets*                                  2.3%      2.6%      3.3%      2.8%      3.0%      1.8%      2.1%      3.0%

                                             CLASS C                 CLASS I
                                            ---------   ---------------------------------
                                             JULY 5,                            JUNE 25,
                                              1996              YEAR              1997
                                             THROUGH            ENDED            THROUGH
                                            MARCH 31,         MARCH 31,         MARCH 31,
                                            ---------------------------------------------
                                              1997        2000        1999        1998
                                            ---------------------------------------------
Net asset value, beginning of period         $13.87      $ 17.21     $ 17.47     $ 15.88
Income from investment operations:
 Net investment income                         0.30         0.55        0.50        0.37
 Net realized and unrealized gain (loss)
   on investments                              1.21         5.98        0.09        2.49
                                            ---------------------------------------------
   Total from investment operations            1.51         6.53        0.59        2.86
                                            ---------------------------------------------
Less distributions:
 Dividends from net investment income         (0.25)       (0.55)      (0.47)      (0.54)
 Dividends from net realized capital gains    (0.50)       (0.37)      (0.38)      (0.63)
 Distributions paid from capital                 --           --          --       (0.10)
                                            ---------------------------------------------
   Total distributions                        (0.75)       (0.92)      (0.85)      (1.27)
                                            ---------------------------------------------
Net asset value, end of period               $14.63      $ 22.82     $ 17.21     $ 17.47
                                            ---------------------------------------------
Total Return (a)                              11.1%        38.8%        3.7%       18.8%
Ratios and supplemental data:
 Net assets, end of period (000)             $3,094      $37,827     $34,725     $35,951
 Ratio of expenses to average net assets*      2.0%         0.9%        0.9%        0.9%
 Ratio of net investment income to average
   net assets*                                 2.7%         2.8%        3.1%        2.9%

                                                                                    YEAR ENDED MARCH 31,
                                                                -------------------------------------------------------------
                                                                2000          1999          1998          1997          1996
                                                                -------------------------------------------------------------
Portfolio turnover rate                                         90.9%         78.2%         76.0%         52.3%         65.2%
                                                                -------------------------------------------------------------

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.

* Annualized

Financial Highlights
CALAMOS Growth & Income Fund
[ICON]
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                           CLASS A                                    CLASS C
                                        ---------------------------------------------   ------------------------------------
                                                                                                                   AUGUST 5,
                                                                                                                     1996
                                                                                                                    THROUGH
                                                    YEAR ENDED MARCH 31,                  YEAR ENDED MARCH 31,     MARCH 31,
                                        ------------------------------------------------------------------------------------
                                         2000      1999      1998      1997     1996     2000     1999     1998      1997
                                        ------------------------------------------------------------------------------------
Net asset value, beginning of period    $ 18.22   $ 18.59   $ 15.52   $15.62   $12.68   $18.07   $18.48   $15.50    $14.52
Income from investment operations:
 Net investment income                     0.40      0.39      0.34     0.34     0.37     0.33     0.28     0.26      0.26
 Net realized and unrealized gain
   (loss) on investments                  10.34      0.79      5.14     1.52     3.70    10.18     0.82     5.11      1.30
                                        ------------------------------------------------------------------------------------
   Total from investment operations       10.74      1.18      5.48     1.86     4.07    10.51     1.10     5.37      1.56
                                        ------------------------------------------------------------------------------------
Less distributions:
 Dividends from net investment income     (0.39)    (0.39)    (0.41)   (0.28)   (0.42)   (0.31)   (0.34)   (0.39)    (0.25)
 Dividends from net realized capital
   gains                                  (0.28)    (1.16)    (2.00)   (1.68)   (0.71)   (0.28)   (1.17)   (2.00)    (0.33)
                                        ------------------------------------------------------------------------------------
   Total distributions                    (0.67)    (1.55)    (2.41)   (1.96)   (1.13)   (0.59)   (1.51)   (2.39)    (0.58)
                                        ------------------------------------------------------------------------------------
Net asset value, end of period          $ 28.29   $ 18.22   $ 18.59   $15.52   $15.62   $27.99   $18.07   $18.48    $15.50
                                        ------------------------------------------------------------------------------------
Total Return (a)                          59.8%      6.9%     37.8%    12.9%    33.0%    58.9%     6.5%    37.1%     10.8%
Ratios and supplemental data:
 Net assets, end of period (000)        $45,440   $18,981   $13,119   $8,408   $5,813   $7,302   $2,676   $1,379    $  330
 Ratio of expenses to average net
   assets (b)*                             1.7%      2.0%      2.0%     2.0%     2.0%     2.2%     2.4%     2.5%      2.5%
 Ratio of net investment income to
   average net assets (b)*                 1.8%      2.3%      2.0%     2.4%     2.6%     1.3%     1.9%     1.5%      2.4%
                                        ------------------------------------------------------------------------------------

                                                       CLASS I
                                        -------------------------------------
                                                                SEPTEMBER 18,
                                                                    1997
                                             YEAR ENDED            THOUGH
                                              MARCH 31,           MARCH 31,
                                        -------------------------------------
                                          2000        1999          1998
                                        -------------------------------------
Net asset value, beginning of period     $18.30      $18.61        $17.96
Income from investment operations:
 Net investment income                     0.51        0.54          0.22
 Net realized and unrealized gain
   (loss) on investments                  10.38        0.75          2.14
                                        -------------------------------------
   Total from investment operations       10.89        1.29          2.36
                                        -------------------------------------
Less distributions:
 Dividends from net investment income     (0.47)      (0.43)        (0.38)
 Dividends from net realized capital
   gains                                  (0.28)      (1.17)        (1.33)
                                        -------------------------------------
   Total distributions                    (0.75)      (1.60)        (1.71)
                                        -------------------------------------
Net asset value, end of period           $28.44      $18.30        $18.61
                                        ------------------------------------------------------------------------------------   -----
--------------------------------
Total Return (a)                          60.5%        7.5%         14.4%
Ratios and supplemental data:
 Net assets, end of period (000)         $3,171      $1,976        $1,838
 Ratio of expenses to average net
   assets (b)*                             1.2%        1.3%          1.5%
 Ratio of net investment income to
   average net assets (b)*                 2.3%        2.9%          2.4%
                                        -------------------------------------

                                                                     YEAR ENDED MARCH 31,
                                                          -------------------------------------------
                                                           2000     1999      1998     1997     1996
                                                          -------------------------------------------
Portfolio turnover rate                                   116.5%    87.5%    115.5%    91.5%    86.4%

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b) After the reimbursement and waiver of expenses by the Adviser equivalent to 0%, 0%, 0%, .1%, and .1% of average net assets, respectively, for A shares, and 0%, 0%, 0%, and .6%* of average net assets, respectively, for C shares.
* Annualized

Financial Highlights
CALAMOS Market Neutral Fund
[ICON]
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                                CLASS A                                CLASS C
                                                        -------------------------------------------------------      ------------
                                                                                                                     FEBRUARY 16,
                                                                                                                         2000
                                                                                                                       THROUGH
                                                                         YEAR ENDED MARCH 31,                         MARCH 31,
                                                        -------------------------------------------------------------------------
                                                         2000         1999        1998        1997        1996           2000
                                                        -------------------------------------------------------------------------
Net asset value, beginning of period                    $ 11.72      $11.91      $10.81      $11.07      $10.13         $12.82
Income from investment operations:
  Net investment income                                    0.41        0.32        0.50        0.50        0.53           0.04
  Net realized and unrealized gain (loss) on
    investments                                            1.54        0.67        1.19        0.29        0.83           0.22
                                                        -------------------------------------------------------------------------
    Total from investment operations                       1.95        0.99        1.69        0.79        1.36           0.26
                                                        -------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                    (0.41)      (0.32)      (0.55)      (0.68)      (0.42)         (0.07)
  Dividends from net realized capital gains               (0.26)      (0.86)      (0.04)      (0.37)         --             --
                                                        -------------------------------------------------------------------------
    Total distributions                                   (0.67)      (1.18)      (0.59)      (1.05)      (0.42)         (0.07)
                                                        -------------------------------------------------------------------------
Net asset value, end of period                          $ 13.00      $11.72      $11.91      $10.81      $11.07         $13.01
                                                               ------------------------------------------------------------------
Total Return (a)                                          17.1%        8.7%       15.7%        7.4%       13.6%           2.0%
Ratios and supplemental data:
  Net assets, end of period (000)                       $14,224      $2,089      $1,123      $1,317      $1,620         $  207
  Ratio of expenses to average net assets (b)(c)*          2.0%        2.1%        2.1%        2.1%        2.2%           2.5%
  Ratio of net investment income to average net assets
    (b)*                                                   3.9%        3.1%        3.9%        4.3%        4.6%           3.2%
                                                        -------------------------------------------------------------------------

                                                                             YEAR ENDED MARCH 31,
                                                 -----------------------------------------------------------------------------
                                                  2000              1999              1998              1997             1996
                                                 -----------------------------------------------------------------------------
Portfolio turnover rate                          266.0%            192.9%            398.2%            152.5%            81.1%
                                                 -----------------------------------------------------------------------------

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b) After the reimbursement and waiver of expenses by the Adviser equivalent to 1.5%, 4.3%, 4.1%, 3.0%, and 1.6% of average net assets, respectively, for Class A and 1.5% for Class C.
(c) Includes 0.0%, 0.1%, 0.1%, 0.1%, and 0.2%,respectively, related to dividend expense on short positions.
* Annualized

Financial Highlights
CALAMOS Growth Fund
[ICON]
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                          CLASS A                                     CLASS C
                                       ---------------------------------------------   -------------------------------------
                                                                                                                   SEPT. 3,
                                                                                                                     1996
                                                                                                                    THROUGH
                                                   YEAR ENDED MARCH 31,                  YEAR ENDED MARCH 31,      MARCH 31,
                                       -------------------------------------------------------------------------------------
                                        2000      1999      1998      1997     1996     2000      1999     1998      1997
                                       -------------------------------------------------------------------------------------
Net asset value, beginning
 of period                             $ 23.51   $ 20.06   $ 17.04   $15.74   $14.18   $ 23.18   $19.85   $16.98    $17.63
Income from investment
 operations:
 Net investment income (loss)            (0.56)    (0.30)    (0.01)   (0.09)   (0.09)    (1.55)   (0.11)   (0.13)    (0.07)
 Net realized and
   unrealized gain
   (loss) on investments                 28.35      3.75      8.53     3.14     4.69     28.66     3.44     8.50      1.07
                                       -------------------------------------------------------------------------------------
   Total from investment
     operations                          27.79      3.45      8.52     3.05     4.60     27.11     3.33     8.37      1.00
                                       -------------------------------------------------------------------------------------
Less distributions:
 Dividends from net
   investment income                        --        --        --       --    (0.07)       --       --    (5.32)    (1.65)
 Dividends from net
   realized capital gains                (3.13)       --     (5.32)   (1.75)   (2.97)    (3.13)      --    (0.18)       --
 Distributions paid from capital            --        --     (0.18)      --       --        --       --                 --
                                       -------------------------------------------------------------------------------------
   Total distributions                   (3.13)       --     (5.50)   (1.75)   (3.04)    (3.13)      --    (5.50)    (1.65)
                                       -------------------------------------------------------------------------------------
Net asset value, end of
 period                                $ 48.17   $ 23.51   $ 20.06   $17.04   $15.74   $ 47.16   $23.18   $19.85    $16.98
                                       -------------------------------------------------------------------------------------
Total Return(a)                         123.4%     17.2%     54.0%    19.1%    35.2%    122.2%    16.8%    53.3%      5.4%
Ratios and supplemental
 data:
 Net assets, end of period (000)       $40,102   $13,553   $10,374   $6,635   $2,866   $ 6,017   $  308   $   41    $    8
 Ratio of expenses to
   average net assets(b)*                 2.0%      2.0%      2.0%     2.0%     2.0%      2.5%     2.5%     2.5%      2.5%
 Ratio of net investment
   income (loss) to average net
   assets(b)*                            (1.7%)    (1.6%)    (1.5%)   (1.3%)   (0.8%)    (2.2%)   (2.1%)   (2.0%)    (1.9%)
                                       -------------------------------------------------------------------------------------

                                                    CLASS I
                                       ---------------------------------
                                                               SEPT. 18,
                                                                 1997
                                            YEAR ENDED          THOUGH
                                             MARCH 31,         MARCH 31,
                                       ---------------------------------
                                         2000        1999        1998
                                       ---------------------------------
Net asset value, beginning
 of period                              $ 23.71     $20.12      $ 24.32
Income from investment
 operations:
 Net investment income (loss)             (0.39)     (0.21)       (0.11)
 Net realized and
   unrealized gain
   (loss) on investments                  28.54      28.54         1.07
                                       -------------------------------------------------------------------------------------   -----
----------------------------
   Total from investment
     operations                           28.15       3.59         0.96
                                       -------------------------------------------------------------------------------------   -----
----------------------------
Less distributions:
 Dividends from net
   investment income                         --         --        (4.98)
 Dividends from net
   realized capital gains                 (3.13)        --        (0.18)
 Distributions paid from capital             --         --
                                       -------------------------------------------------------------------------------------   -----
----------------------------
   Total distributions                    (3.13)        --        (5.16)
                                       -------------------------------------------------------------------------------------   -----
----------------------------
Net asset value, end of
 period                                 $ 48.73     $23.71      $ 20.12
                                       -------------------------------------------------------------------------------------   -----
----------------------------
Total Return(a)                          123.9%      17.8%         6.4%
Ratios and supplemental
 data:
 Net assets, end of period (000)        $ 4,011     $1,792      $ 1,508
 Ratio of expenses to
   average net assets(b)*                  1.5%       1.5%         1.5%
 Ratio of net investment
   income (loss) to average net
   assets(b)*                             (1.2%)     (1.1%)       (1.1%)
                                       -------------------------------------------------------------------------------------   -----
----------------------------

                                                                              YEAR ENDED MARCH 31,
                                                 ------------------------------------------------------------------------------
                                                  2000              1999              1998              1997              1996
                                                 ------------------------------------------------------------------------------
Portfolio turnover rate                          175.3%            184.3%            206.1%            173.9%            252.4%
                                                 ------------------------------------------------------------------------------

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b) After the reimbursement and waiver of expenses by the Adviser equivalent to .4%, .4%, .3%, .7%, and 1.2% of average net assets, respectively, for A shares,
1.4%, .5%, .4%, and .6%* of average net assets, respectively, for C shares and
 .4%, .3%, and .3%* of the average net assets, respectively, for I shares.
* Annualized

Financial Highlights
CALAMOS Global Growth and Income Fund
[ICON]
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                       CLASS A                                     CLASS C
                                      -----------------------------------------   -----------------------------------------
                                                                  SEPTEMBER 9,                               SEPTEMBER 24,
                                                                      1996                                        1996
                                                                     THROUGH                                    THROUGH
                                        YEAR ENDED MARCH 31,        MARCH 31,       YEAR ENDED MARCH 31,       MARCH 31,
                                      -------------------------------------------------------------------------------------
                                       2000      1999     1998        1997         2000     1999     1998         1997
                                      -------------------------------------------------------------------------------------
Net asset value, beginning of period  $  6.61   $ 6.56   $ 5.39      $ 5.00       $ 6.57   $ 6.53   $ 5.37       $ 5.00
Income from investment operations:
 Net investment income                   0.05     0.02     0.17        0.04         0.02     0.01     0.15         0.03
 Net realized and unrealized gain
   (loss) on investments                 2.76     0.29     1.42        0.36         2.73     0.27     1.41         0.35
                                      -------------------------------------------------------------------------------------
   Total from investment operations      2.81     0.31     1.59        0.40         2.75     0.28     1.56         0.38
                                      -------------------------------------------------------------------------------------
Less distributions:
 Dividends from net investment
   income                               (0.04)   (0.13)   (0.28)      (0.01)       (0.04)   (0.11)   (0.26)       (0.01)
 Dividends from net realized capital
   gains                                (0.14)   (0.13)   (0.14)         --        (0.14)   (0.13)   (0.14)          --
                                      -------------------------------------------------------------------------------------
   Total distributions                  (0.18)   (0.26)   (0.42)      (0.01)       (0.18)   (0.24)   (0.40)       (0.01)
                                      -------------------------------------------------------------------------------------
Net asset value, end of period        $  9.24   $ 6.61   $ 6.56      $ 5.39       $ 9.14   $ 6.57   $ 6.53       $ 5.37
                                      -------------------------------------------------------------------------------------
Total Return (a)                        42.7%     5.1%    30.3%        8.0%        42.0%     4.6%    29.8%         7.6%
Ratios and supplemental data:
 Net assets, end of period (000)      $11,520   $6,447   $5,678      $2,926       $1,409   $  729   $  671       $  390
 Ratio of expenses to average net
   assets (b)*                           2.0%     2.0%     2.0%        2.0%         2.5%     2.5%     2.5%         2.5%
 Ratio of net investment income
   to average net assets (b)*            0.5%     1.3%     1.4%        1.8%         0.0%     0.8%     0.9%         1.6%
                                      -------------------------------------------------------------------------------------

                                                      CLASS I
                                      ----------------------------------------
                                                                SEPTEMBER 18,
                                         YEAR         YEAR           1997
                                        ENDED        ENDED         THROUGH
                                      MARCH 31,    MARCH 31,      MARCH 31,
                                      ----------------------------------------
                                         2000         1999           1998
                                      ----------------------------------------
Net asset value, beginning of period    $ 6.63       $ 6.56         $ 6.18
Income from investment operations:
 Net investment income                    0.08         0.03           0.07
 Net realized and unrealized gain
   (loss) on investments                  2.72         0.31           0.58
                                      ----------------------------------------
   Total from investment operations       2.80         0.34           0.65
                                      ----------------------------------------
Less distributions:
 Dividends from net investment
   income                                (0.05)       (0.14)         (0.17)
 Dividends from net realized capital
   gains                                 (0.14)       (0.13)         (0.10)
                                      ----------------------------------------
   Total distributions                   (0.19)       (0.27)         (0.27)
                                      ----------------------------------------
Net asset value, end of period          $ 9.24       $ 6.63         $ 6.56
                                      ----------------------------------------
Total Return (a)                         42.5%         5.6%          10.9%
Ratios and supplemental data:
 Net assets, end of period (000)        $  689       $  484         $  458
 Ratio of expenses to average net
   assets (b)*                            1.5%         1.5%           1.5%
 Ratio of net investment income
   to average net assets (b)*             1.0%         1.8%           1.9%
                                      ----------------------------------------

                                                                        YEAR ENDED MARCH 31,
                                                              ----------------------------------------------------------------
                                                                                                                  SEPTEMBER 9,
                                                                                                                      1996
                                                                                                                    THROUGH
                                                                                                                   MARCH 31,
                                                              2000              1999             1998                 1997
                                                              ----------------------------------------------------------------
Portfolio turnover rate                                       84.6%            106.3%            64.8%              160.4%*
                                                              ----------------------------------------------------------------

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b) After the reimbursement and waiver of expenses by the Adviser equivalent to 1.2%, 1.2%, 1.0%, and 1.8%* of average net assets, respectively, for A shares, 1.2%, 1.5%, 1.2%, and 1.8%* of average net assets, respectively, for C shares and 1.2%, .9%, and 1.2%* of the average net assets, respectively, for I shares.
* Annualized

Financial Highlights
CALAMOS High Yield Fund
[ICON]
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                --------------
                                                                AUGUST 1, 1999
                                                                   THROUGH
                                                                  MARCH 31,
                                                                --------------
Net asset value, beginning of period                                $10.00
Income from investment operations:
  Net investment income                                                .33
  Net realized and unrealized gain (loss) on
    investments                                                      (0.48)
                                                                --------------
    Total from investment operations                                 (0.15)
                                                                --------------
Less distributions:
  Dividends from net investment income                               (0.32)
                                                                --------------
    Total distributions                                              (0.32)
                                                                --------------
Net asset value, end of period                                      $ 9.53
                                                                --------------
Total Return(a)                                                      (1.5%)
Ratios and supplemental data:
  Net assets, end of period (000)                                   $  728
  Ratio of expenses to average net
    assets(b)*                                                        2.0%
  Ratio of net investment income to average
    net assets(b)*                                                    5.9%

                                                                AUGUST 1, 1999
                                                                   THROUGH
                                                                  MARCH 31,
                                                                --------------
Portfolio turnover rate                                             1.6%*
                                                                --------------

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b) After the reimbursement and waiver of expenses by the Adviser equivalent to 11.1% of average net assets, respectively.
*Annualized

Report of Independent Auditors

The Board of Trustees and Shareholders
CALAMOS INVESTMENT TRUST

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of CALAMOS INVESTMENT TRUST (comprising CALAMOS Convertible Fund, CALAMOS Growth and Income Fund, CALAMOS Market Neutral Fund (formerly CALAMOS Strategic Income Fund), CALAMOS Growth Fund, CALAMOS Global Growth and Income Fund and CALAMOS High Yield Fund) as of March 31, 2000, and the related statements of operations, changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of March 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the CALAMOS INVESTMENT TRUST at March 31, 2000, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated therein in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP

Chicago, Illinois
May 19, 2000

FOR SHAREHOLDER ASSISTANCE
24 HOURS
800.823.7386

TO OPEN AN ACCOUNT OR OBTAIN INFORMATION
800.582.6959

VISIT OUR WEB-SITE
www.calamos.com

INVESTMENT ADVISOR
CALAMOS(R) ASSET MANAGEMENT, INC.
1111 E. Warrenville Road
Naperville, IL 60563-1493

DISTRIBUTOR
CALAMOS(R) FINANCIAL SERVICES, INC.
1111 E. Warrenville Road
Naperville, IL 60563-1493

TRANSFER AGENT
PFPC
Global Fund Services
P.O. Box 61503
King of Prussia, PA 19406-0903

INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, IL

LEGAL COUNSEL
Bell, Boyd & Lloyd
Chicago, IL

       CALAMOS(R) INVESTMENT TRUST
[THE FUNDS ICON]
--------------------------------------------------------------------------------
This report, including the audited financial statements contained herein, is submitted for general information for the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless it is accompanied by a currently effective prospectus of the Funds, and, after June 30, 2000, updated performance data for the most recently completed calendar quarter. The views expressed in this report reflect those of CALAMOS(R) ASSET MANAGEMENT, Inc. only through March 31, 2000. The manager's views are subject to change at any time based on market and other conditions.